UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-10001

                    OPPENHEIMER MAIN STREET OPPORTUNITY FUND
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             -------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
           -----------------------------------------------------------
                     (Name and address of agent for service)


       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: JULY 31

            Date of reporting period: AUGUST 1, 2003 - JULY 31, 2004

ITEM 1. REPORTS TO STOCKHOLDERS.


FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED JULY 31, 2004, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. We attribute the Fund's strong relative performance primarily to its focus on small-cap stocks during the first half of the reporting period. As had been the case since the Fund's inception in September 2000, small-cap stocks consistently outperformed their large-cap counterparts during the reporting period's first half. Accordingly, the Fund benefited from its relatively heavy exposure to smaller-capitalizations stocks and its relatively light holdings of mega-cap stocks during that time.

      In addition to benefiting from its allocation strategy across market capitalizations, the Fund's stock selection strategy contributed positively to its performance in all capitalization ranges except the mega-cap range, where stock selection detracted modestly from the Fund's returns compared to the Russell 3000 Index.

      We do not actively allocate by sector but rather our stock selection process leads to sector allocations. Although energy stocks achieved higher absolute returns than any other market sector over the reporting period, the Fund's security selection and sector allocation strategies provided the greatest relative value among consumer discretionary stocks, followed by health care and energy. The Fund's security selection strategy contributed positively to its relative performance in all market sectors except the information technology area. In contrast, the Fund's sector allocation exerted relatively little influence over the Fund's relative performance during the reporting period, making the most meaningfully positive difference in the energy sector, where the Fund's relatively heavy exposure benefited returns.

      The Fund currently is positioned to benefit from what we believe to be a fundamental shift in market leadership toward larger-cap stocks. Our models indicate that the five-year cycle of small-cap outperformance that began in 1999 has probably come to an end. After having correctly favored smaller stocks during most of this period, a number of factors considered by our models--including interest rate spread indicators and relative valuation components--now favor large stocks over small ones.

      As a result, during the second half of the reporting period we substantially increased the Fund's investments in mega-cap stocks, which accounted for more than 50% of the portfolio at the end of the reporting period. In fact, all of the Fund's top-10 overweighted positions relative to the Russell 3000 benchmark were mega-cap stocks as of the end of the reporting period. In contrast, at the end of the previous reporting period (January 31, 2004), none of the top 10-overweighted positions were mega-cap stocks. From a sector


                  9 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

allocation standpoint, the Fund ended the reporting period with a larger percentage of assets invested in energy and financial stocks than the Fund's benchmark, the Russell 3000 Index, and a smaller percentage allocated to utilities and consumer discretionary stocks.

      However, it should be noted that fundamental changes of this nature, when they occur quickly, take some time to be reflected in our quantitative models. In addition, we tend to make such changes to the portfolio gradually, with an eye toward managing transaction costs.

      As always, we remain committed to remaining fully invested in equities and to attempting to reduce risk and minimize transaction costs through a well diversified portfolio of stocks in all capitalization ranges.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until July 31, 2004. In the case of Class A, Class B, Class C, and Class Y, performance is measured from inception of the classes on September 25, 2000. In the case of Class N shares, performance is measured from inception of the class on March 1, 2001. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C, and Class N shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.

      The Fund's performance is compared to the performance of the Russell 3000 Index. The Russell 3000 Index is an unmanaged index of large-capitalization U.S. companies. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the index.


                  10 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

CLASS A SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
OPPENHEIMER MAIN STREET OPPORTUNITY FUND/R/ (CLASS A)
RUSSELL 3000 INDEX

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]


                      Value of Investment    Russell 3000
    Date                   In Fund              Index

 09/25/2000                $ 9,425            $10,000
 10/31/2000                  9,218              9,858
 01/31/2001                  9,714              9,411
 04/30/2001                  9,638              8,635
 07/31/2001                  9,874              8,403
 10/31/2001                  9,214              7,377
 01/31/2002                 10,015              7,956
 04/30/2002                 10,459              7,708
 07/31/2002                  8,752              6,508
 10/31/2002                  8,544              6,318
 01/31/2003                  8,346              6,167
 04/30/2003                  8,931              6,629
 07/31/2003                 10,091              7,288
 10/31/2003                 11,270              7,815
 01/31/2004                 12,345              8,457
 04/30/2004                 11,986              8,294
 07/31/2004                 11,968              8,258

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 7/31/04

1-Year         Since Inception
------         ---------------
11.78%              4.78%              Inception Date     9/25/00

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 3% (SINCE-INCEPTION); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. SEE PAGE 16 FOR FURTHER INFORMATION.


                  11 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS B SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
OPPENHEIMER MAIN STREET OPPORTUNITY FUND/R/ (CLASS B)
RUSSELL 3000 INDEX

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]


                      Value of Investment    Russell 3000
    Date                   In Fund              Index

 09/25/2000                $10,000            $10,000
 10/31/2000                  9,780              9,858
 01/31/2001                 10,280              9,411
 04/30/2001                 10,180              8,635
 07/31/2001                 10,400              8,403
 10/31/2001                  9,700              7,377
 01/31/2002                 10,520              7,956
 04/30/2002                 10,960              7,708
 07/31/2002                  9,150              6,508
 10/31/2002                  8,920              6,318
 01/31/2003                  8,700              6,167
 04/30/2003                  9,290              6,629
 07/31/2003                 10,470              7,288
 10/31/2003                 11,670              7,815
 01/31/2004                 12,760              8,457
 04/30/2004                 12,360              8,294
 07/31/2004                 12,010              8,258

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT 7/31/04

1-Year         Since Inception
------         ---------------
12.57%              4.87%                  Inception Date     9/25/00


                  12 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

CLASS C SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
OPPENHEIMER MAIN STREET OPPORTUNITY FUND/R/ (CLASS C)
RUSSELL 3000 INDEX

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                      Value of Investment    Russell 3000
    Date                   In Fund              Index

 09/25/2000                $10,000            $10,000
 10/31/2000                  9,780              9,858
 01/31/2001                 10,280              9,411
 04/30/2001                 10,180              8,635
 07/31/2001                 10,400              8,403
 10/31/2001                  9,690              7,377
 01/31/2002                 10,510              7,956
 04/30/2002                 10,960              7,708
 07/31/2002                  9,150              6,508
 10/31/2002                  8,920              6,318
 01/31/2003                  8,700              6,167
 04/30/2003                  9,290              6,629
 07/31/2003                 10,480              7,288
 10/31/2003                 11,680              7,815
 01/31/2004                 12,780              8,457
 04/30/2004                 12,380              8,294
 07/31/2004                 12,340              8,258

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT 7/31/04

1-Year         Since Inception
------         ---------------
16.75%              5.61%              Inception Date     9/25/00

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 3% (SINCE-INCEPTION); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. SEE PAGE 16 FOR FURTHER INFORMATION.


                  13 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS N SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
OPPENHEIMER MAIN STREET OPPORTUNITY FUND/R/ (CLASS N)
RUSSELL 3000 INDEX

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]


                      Value of Investment    Russell 3000
    Date                   In Fund              Index

 03/01/2001                $10,000            $10,000
 04/30/2001                 10,376             10,098
 07/31/2001                 10,620              9,827
 10/31/2001                  9,909              8,627
 01/31/2002                 10,762              9,304
 04/30/2002                 11,220              9,014
 07/31/2002                  9,380              7,611
 10/31/2002                  9,157              7,389
 01/31/2003                  8,943              7,212
 04/30/2003                  9,563              7,753
 07/31/2003                 10,793              8,523
 10/31/2003                 12,053              9,139
 01/31/2004                 13,191              9,891
 04/30/2004                 12,795              9,700
 07/31/2004                 12,764              9,657

AVERAGE ANNUAL TOTAL RETURNS OF CLASS N SHARES WITH SALES CHARGE OF THE FUND AT 7/31/04

1-Year         Since Inception
------         ---------------
17.27%              7.40%               Inception Date    3/1/01


                  14 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

CLASS Y SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
OPPENHEIMER MAIN STREET OPPORTUNITY FUND/R/ (CLASS Y)
RUSSELL 3000 INDEX

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]


                      Value of Investment    Russell 3000
    Date                  In Fund              Index

 09/25/2000                $10,000            $10,000
 10/31/2000                  9,780              9,858
 01/31/2001                 10,314              9,411
 04/30/2001                 10,233              8,635
 07/31/2001                 10,494              8,403
 10/31/2001                  9,803              7,377
 01/31/2002                 10,654              7,956
 04/30/2002                 11,135              7,708
 07/31/2002                  9,322              6,508
 10/31/2002                  9,112              6,318
 01/31/2003                  8,912              6,167
 04/30/2003                  9,553              6,629
 07/31/2003                 10,804              7,288
 10/31/2003                 12,086              7,815
 01/31/2004                 13,247              8,457
 04/30/2004                 12,877              8,294
 07/31/2004                 12,877              8,258

AVERAGE ANNUAL TOTAL RETURNS OF CLASS Y SHARES WITH SALES CHARGE OF THE FUND AT 7/31/04

1-Year         Since Inception
------         ---------------
19.18%              6.79%             Inception Date    9/25/00

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 3% (SINCE-INCEPTION); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. SEE PAGE 16 FOR FURTHER INFORMATION.


                  15 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

NOTES
--------------------------------------------------------------------------------

TOTAL RETURNS AND THE ENDING ACCOUNT VALUES IN THE GRAPHS INCLUDE CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS IN A HYPOTHETICAL INVESTMENT FOR THE PERIODS SHOWN. THE FUND'S TOTAL RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF INCOME TAXES ON AN INDIVIDUAL'S INVESTMENT. TAXES MAY REDUCE YOUR ACTUAL INVESTMENT RETURNS ON INCOME OR GAINS PAID BY THE FUND OR ANY GAINS YOU MAY REALIZE IF YOU SELL YOUR SHARES.

INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

THE FUND'S INVESTMENT STRATEGY AND FOCUS CAN CHANGE OVER TIME. THE MENTION OF SPECIFIC FUND HOLDINGS DOES NOT CONSTITUTE A RECOMMENDATION BY OPPENHEIMERFUNDS, INC.

CLASS A shares of the Fund were first publicly offered on 9/25/00. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 9/25/00. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 3% (since inception). Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 9/25/00. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

CLASS Y shares of the Fund were first publicly offered on 9/25/00. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                  16 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended July 31, 2004.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                  17 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

FUND EXPENSES
--------------------------------------------------------------------------------

the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                            BEGINNING     ENDING
                            ACCOUNT       ACCOUNT         EXPENSES PAID
                            VALUE         VALUE           DURING 6 MONTHS
                            (2/1/04)      (7/31/04)       ENDED 7/31/04
-------------------------------------------------------------------------
Class A Actual              $ 1,000.00    $   969.40      $ 5.53
-------------------------------------------------------------------------
Class A Hypothetical          1,000.00      1,019.24        5.67
-------------------------------------------------------------------------
Class B Actual                1,000.00        964.70        9.72
-------------------------------------------------------------------------
Class B Hypothetical          1,000.00      1,014.97        9.97
-------------------------------------------------------------------------
Class C Actual                1,000.00        965.60        9.04
-------------------------------------------------------------------------
Class C Hypothetical          1,000.00      1,015.66        9.27
-------------------------------------------------------------------------
Class N Actual                1,000.00        967.60        7.44
-------------------------------------------------------------------------
Class N Hypothetical          1,000.00      1,017.30        7.62
-------------------------------------------------------------------------
Class Y Actual                1,000.00        972.00        3.19
-------------------------------------------------------------------------
Class Y Hypothetical          1,000.00      1,021.63        3.27

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Those expense ratios for the 6-month period ended July 31, 2004 are as follows:

CLASS     EXPENSE RATIOS
------------------------
Class A       1.13%
------------------------
Class B       1.99
------------------------
Class C       1.85
------------------------
Class N       1.52
------------------------
Class Y       0.65

The expense ratios reflect voluntary reimbursements of expenses by the Fund's Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such reimbursements.


                  18 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS  July 31, 2004
--------------------------------------------------------------------------------

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--98.4%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--10.7%
--------------------------------------------------------------------------------
AUTO COMPONENTS--0.3%
Autoliv, Inc.                                           39,200    $    1,649,928
--------------------------------------------------------------------------------
Cooper Tire &
Rubber Co.                                              46,100         1,081,045
--------------------------------------------------------------------------------
Dana Corp.                                              82,000         1,581,780
--------------------------------------------------------------------------------
Drew Industries, Inc. 1                                 15,500           591,635
--------------------------------------------------------------------------------
Dura Automotive
Systems, Inc. 1                                          5,600            51,240
--------------------------------------------------------------------------------
Lear Corp.                                              12,000           661,560
--------------------------------------------------------------------------------
Spartan Motors, Inc.                                     3,700            44,400
--------------------------------------------------------------------------------
Stoneridge, Inc. 1                                       2,000            29,360
--------------------------------------------------------------------------------
TRW Automotive
Holdings Corp. 1                                         5,100           106,080
                                                                  --------------
                                                                       5,797,028

--------------------------------------------------------------------------------
AUTOMOBILES--0.4%
Ford Motor Co.                                         295,100         4,343,872
--------------------------------------------------------------------------------
General Motors Corp.                                    24,700         1,065,558
--------------------------------------------------------------------------------
Harley-Davidson, Inc.                                   14,600           874,102
--------------------------------------------------------------------------------
Monaco Coach Corp.                                      19,100           463,748
--------------------------------------------------------------------------------
Winnebago
Industries, Inc.                                        15,100           556,435
                                                                  --------------
                                                                       7,303,715

--------------------------------------------------------------------------------
DISTRIBUTORS--0.0%
Adesa, Inc. 1                                           20,200           365,014
--------------------------------------------------------------------------------
Pomeroy Computer
Resources, Inc.                                          2,900            33,292
--------------------------------------------------------------------------------
WESCO International,
Inc. 1                                                  14,300           293,865
                                                                  --------------
                                                                         692,171

--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.5%
Ambassadors
Group, Inc.                                              4,500           119,700
--------------------------------------------------------------------------------
Ameristar Casinos, Inc.                                  7,500           201,600
--------------------------------------------------------------------------------
Applebee's
International, Inc.                                     40,350         1,074,924
--------------------------------------------------------------------------------
Boca Resorts, Inc.,
Cl. A 1                                                 10,600           206,700




                                                                           VALUE
                                                        SHARES          SEE NOTE
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE Continued
Caesars Entertainment,
Inc. 1                                                 117,400        $1,729,302
--------------------------------------------------------------------------------
CBRL Group, Inc.                                        12,300           408,606
--------------------------------------------------------------------------------
CEC Entertainment,
Inc. 1                                                  11,650           423,478
--------------------------------------------------------------------------------
Checkers Drive-In
Restaurants, Inc. 1                                     10,900           116,739
--------------------------------------------------------------------------------
Choice Hotels
International, Inc.                                     18,900           994,140
--------------------------------------------------------------------------------
Dave & Buster's, Inc. 1                                 44,700           761,688
--------------------------------------------------------------------------------
Dover Downs
Gaming &
Entertainment, Inc.                                     23,000           225,170
--------------------------------------------------------------------------------
Frisch's Restaurants, Inc.                               1,100            26,521
--------------------------------------------------------------------------------
Harrah's
Entertainment, Inc.                                     15,800           734,542
--------------------------------------------------------------------------------
International Game
Technology                                             108,300         3,502,422
--------------------------------------------------------------------------------
Isle of Capri
Casinos, Inc. 1                                         56,500           913,605
--------------------------------------------------------------------------------
Jack in the Box, Inc. 1                                 39,600         1,263,240
--------------------------------------------------------------------------------
La Quinta Corp. 1                                        8,100            62,046
--------------------------------------------------------------------------------
Lone Star Steakhouse
& Saloon, Inc.                                          17,200           416,928
--------------------------------------------------------------------------------
Mandalay Resort
Group                                                   28,700         1,937,250
--------------------------------------------------------------------------------
Marriott International,
Inc., Cl. A                                             40,400         1,971,520
--------------------------------------------------------------------------------
McDonald's Corp.                                       222,300         6,113,250
--------------------------------------------------------------------------------
MGM Mirage, Inc. 1                                      24,800         1,094,920
--------------------------------------------------------------------------------
Penn National
Gaming, Inc. 1                                          30,000         1,080,000
--------------------------------------------------------------------------------
Steak n Shake Co.
(The) 1                                                 27,800           475,936
--------------------------------------------------------------------------------
Yum! Brands, Inc. 1                                     75,200         2,886,928
                                                                  --------------
                                                                      28,741,155

--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.9%
Black & Decker Corp.                                    20,500         1,433,155
--------------------------------------------------------------------------------
Blount International,
Inc. 1                                                   4,700            56,259
--------------------------------------------------------------------------------
Centex Corp.                                             1,400            59,388


                  19 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES Continued
Chromcraft
Revington, Inc. 1                                        1,200    $       15,720
--------------------------------------------------------------------------------
CSS Industries, Inc.                                    29,100           924,216
--------------------------------------------------------------------------------
D.R. Horton, Inc.                                       35,500           980,865
--------------------------------------------------------------------------------
Harman International
Industries, Inc.                                         5,000           428,650
--------------------------------------------------------------------------------
Hovnanian Enterprises,
Inc., Cl. A 1                                           13,300           412,699
--------------------------------------------------------------------------------
KB Home                                                 27,800         1,780,590
--------------------------------------------------------------------------------
Kimball International,
Inc., Cl. B                                             10,100           138,976
--------------------------------------------------------------------------------
Leggett & Platt, Inc.                                   26,600           719,530
--------------------------------------------------------------------------------
Lennar Corp., Cl. A                                     21,000           896,280
--------------------------------------------------------------------------------
Lifetime Hoan Corp.                                      6,000            98,580
--------------------------------------------------------------------------------
M.D.C. Holdings, Inc.                                   14,110           947,487
--------------------------------------------------------------------------------
Meritage Corp. 1                                        15,500           959,450
--------------------------------------------------------------------------------
Mestek, Inc. 1                                           4,300            71,638
--------------------------------------------------------------------------------
Pulte Homes, Inc.                                       16,900           923,247
--------------------------------------------------------------------------------
Ryland Group, Inc.
(The)                                                   19,900         1,540,658
--------------------------------------------------------------------------------
Stanley Furniture
Co., Inc.                                                7,000           293,300
--------------------------------------------------------------------------------
Stanley Works (The)                                     36,500         1,547,600
--------------------------------------------------------------------------------
Technical Olympic
USA, Inc.                                               37,750           818,043
--------------------------------------------------------------------------------
Toll Brothers, Inc. 1                                   11,100           441,114
--------------------------------------------------------------------------------
Tupperware Corp.                                        30,100           516,817
--------------------------------------------------------------------------------
Whirlpool Corp.                                         17,100         1,067,724
                                                                  --------------
                                                                      17,071,986

--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.3%
Amazon.com, Inc. 1                                      35,000         1,362,200
--------------------------------------------------------------------------------
Coldwater Creek, Inc. 1                                 16,050           302,061
--------------------------------------------------------------------------------
eBay, Inc. 1                                            48,200         3,775,506
--------------------------------------------------------------------------------
Priceline.com, Inc. 1                                   25,100           594,368
                                                                  --------------
                                                                       6,034,135

--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.2%
Brunswick Corp.                                         17,300           675,219
--------------------------------------------------------------------------------
Eastman Kodak Co.                                        8,000           211,920
--------------------------------------------------------------------------------
Hasbro, Inc.                                            52,600           955,742


                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS Continued
Marvel Enterprises,
Inc. 1                                                  48,100        $  627,705
--------------------------------------------------------------------------------
Nautilus Group, Inc.
(The)                                                   25,800           477,816
--------------------------------------------------------------------------------
Polaris Industries, Inc.                                13,500           645,300
--------------------------------------------------------------------------------
RC2 Corp. 1                                              6,500           204,100
--------------------------------------------------------------------------------
Steinway Musical
Instruments, Inc. 1                                      6,300           187,614
                                                                  --------------
                                                                       3,985,416

--------------------------------------------------------------------------------
MEDIA--2.2%
4Kids Entertainment,
Inc. 1                                                  12,800           278,784
--------------------------------------------------------------------------------
Belo Corp., Cl. A                                       20,400           476,952
--------------------------------------------------------------------------------
Clear Channel
Communications, Inc.                                    27,900           996,030
--------------------------------------------------------------------------------
Comcast Corp., Cl. A 1                                 266,700         7,307,580
--------------------------------------------------------------------------------
Cox Communications,
Inc., Cl. A 1                                           56,800         1,566,544
--------------------------------------------------------------------------------
Hearst-Argyle
Television, Inc.                                        26,800           606,484
--------------------------------------------------------------------------------
Information
Holdings, Inc. 1                                           900            24,570
--------------------------------------------------------------------------------
Knight-Ridder, Inc.                                      6,800           447,372
--------------------------------------------------------------------------------
McGraw-Hill Cos.,
Inc. (The)                                              55,600         4,173,336
--------------------------------------------------------------------------------
New Frontier
Media, Inc. 1                                            5,300            38,160
--------------------------------------------------------------------------------
NTL, Inc. 1                                              5,000           260,600
--------------------------------------------------------------------------------
R.H. Donnelley Corp. 1                                   7,700           349,426
--------------------------------------------------------------------------------
Readers Digest Assn.,
Inc. (The), Cl. A,
Non-Vtg                                                 25,400           362,712
--------------------------------------------------------------------------------
Reading International,
Inc. 1                                                   2,300            18,055
--------------------------------------------------------------------------------
Salem
Communications
Corp., Cl. A 1                                          10,900           276,860
--------------------------------------------------------------------------------
Thomas Nelson, Inc.                                     42,200           909,410
--------------------------------------------------------------------------------
Time Warner, Inc. 1                                    672,800        11,202,120
--------------------------------------------------------------------------------
Viacom, Inc., Cl. B                                    229,800         7,718,982
--------------------------------------------------------------------------------
Walt Disney Co. (The)                                  300,400         6,936,236


                  20 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
MEDIA Continued
World Wrestling
Federation
Entertainment, Inc.                                     11,100    $      141,081
                                                                  --------------
                                                                      44,091,294

--------------------------------------------------------------------------------
MULTILINE RETAIL--0.9%
Bon-Ton Stores, Inc.                                    17,900           247,199
--------------------------------------------------------------------------------
Dillard's, Inc., Cl. A                                  44,600         1,016,434
--------------------------------------------------------------------------------
Federated Department
Stores, Inc.                                            54,400         2,606,848
--------------------------------------------------------------------------------
J.C. Penney Co., Inc.
(Holding Co.)                                           56,200         2,248,000
--------------------------------------------------------------------------------
Kmart Holding Corp. 1                                   14,700         1,138,221
--------------------------------------------------------------------------------
May Department
Stores Co.                                              13,700           363,461
--------------------------------------------------------------------------------
Neiman Marcus
Group, Inc. (The), Cl. A                                12,500           681,875
--------------------------------------------------------------------------------
Nordstrom, Inc.                                         42,800         1,878,920
--------------------------------------------------------------------------------
Saks, Inc.                                              54,800           715,140
--------------------------------------------------------------------------------
Sears Roebuck & Co.                                     46,700         1,712,956
--------------------------------------------------------------------------------
Stein Mart, Inc. 1                                      27,000           489,780
--------------------------------------------------------------------------------
Target Corp.                                           121,000         5,275,600
                                                                  --------------
                                                                      18,374,434

--------------------------------------------------------------------------------
SPECIALTY RETAIL--3.5%
Abercrombie &
Fitch Co., Cl. A                                        32,600         1,202,288
--------------------------------------------------------------------------------
Advance Auto
Parts, Inc. 1                                           19,800           734,976
--------------------------------------------------------------------------------
American Eagle
Outfitters, Inc. 1                                      44,100         1,445,157
--------------------------------------------------------------------------------
AnnTaylor Stores
Corp. 1                                                 48,600         1,304,424
--------------------------------------------------------------------------------
AutoNation, Inc. 1                                      56,800           915,616
--------------------------------------------------------------------------------
Barnes & Noble, Inc. 1                                  24,700           849,186
--------------------------------------------------------------------------------
bebe stores, inc. 1                                     35,700           693,651
--------------------------------------------------------------------------------
Best Buy Co., Inc.                                      62,200         2,995,552
--------------------------------------------------------------------------------
Big 5 Sporting Goods
Corp. 1                                                 27,300           583,401
--------------------------------------------------------------------------------
Blair Corp.                                             16,300           446,620
--------------------------------------------------------------------------------
Blockbuster, Inc., Cl. A                                19,100           253,457
--------------------------------------------------------------------------------
Borders Group, Inc.                                     76,800         1,756,416






                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
SPECIALTY RETAIL Continued
Buckle, Inc. (The)                                       2,300       $    63,250
--------------------------------------------------------------------------------
Building Materials
Holding Corp.                                           54,400         1,089,360
--------------------------------------------------------------------------------
Charming Shoppes,
Inc. 1                                                  58,300           427,922
--------------------------------------------------------------------------------
Circuit City Stores,
Inc./Circuit City Group                                 91,900         1,295,790
--------------------------------------------------------------------------------
Claire's Stores, Inc.                                   71,500         1,648,075
--------------------------------------------------------------------------------
Deb Shops, Inc.                                          1,800            41,256
--------------------------------------------------------------------------------
Dress Barn, Inc. (The) 1                                23,800           398,650
--------------------------------------------------------------------------------
Electronics Boutique
Holdings Corp. 1                                         9,200           231,012
--------------------------------------------------------------------------------
Foot Locker, Inc.                                       48,300         1,086,750
--------------------------------------------------------------------------------
Gap, Inc. (The)                                        227,000         5,152,900
--------------------------------------------------------------------------------
Goody's Family
Clothing, Inc.                                          86,200           751,664
--------------------------------------------------------------------------------
Guess?, Inc. 1                                          34,700           562,140
--------------------------------------------------------------------------------
Hibbett Sporting
Goods, Inc. 1                                           29,800           567,988
--------------------------------------------------------------------------------
Hollywood
Entertainment Corp. 1                                    3,400            43,894
--------------------------------------------------------------------------------
Home Depot, Inc.                                       540,700        18,232,404
--------------------------------------------------------------------------------
Jo-Ann Stores, Inc. 1                                    1,800            47,736
--------------------------------------------------------------------------------
Limited Brands, Inc.                                    71,700         1,465,548
--------------------------------------------------------------------------------
Loehmann's
Holdings, Inc. 1                                         8,300           188,833
--------------------------------------------------------------------------------
Lowe's Cos., Inc.                                       52,700         2,567,544
--------------------------------------------------------------------------------
Michaels Stores, Inc.                                   21,000         1,134,630
--------------------------------------------------------------------------------
Office Depot, Inc. 1                                    85,000         1,394,000
--------------------------------------------------------------------------------
Pacific Sunwear of
California, Inc. 1                                      72,700         1,483,080
--------------------------------------------------------------------------------
Pep Boys-Manny,
Moe & Jack                                              16,100           333,270
--------------------------------------------------------------------------------
RadioShack Corp.                                        40,200         1,123,590
--------------------------------------------------------------------------------
Regis Corp.                                             14,700           605,052
--------------------------------------------------------------------------------
Sherwin-Williams Co.                                    53,400         2,156,292
--------------------------------------------------------------------------------
Staples, Inc.                                          177,100         5,114,648
--------------------------------------------------------------------------------
Syms Corp. 1                                               800             8,304
--------------------------------------------------------------------------------
Talbots, Inc. (The)                                     28,100           865,480
--------------------------------------------------------------------------------
TJX Cos., Inc. (The)                                    95,900         2,250,773


                  21 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
SPECIALTY RETAIL Continued
Toys "R" Us, Inc. 1                                     50,800    $      836,168
--------------------------------------------------------------------------------
Trans World
Entertainment Corp. 1                                   21,800           216,474
--------------------------------------------------------------------------------
United Auto
Group, Inc.                                             16,600           455,504
--------------------------------------------------------------------------------
Urban Outfitters, Inc. 1                                19,700           585,878
--------------------------------------------------------------------------------
Zale Corp. 1                                            50,800         1,378,712
                                                                  --------------
                                                                      68,985,315

--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.5%
Cherokee, Inc.                                           8,700           212,541
--------------------------------------------------------------------------------
Deckers Outdoor
Corp. 1                                                  9,300           272,025
--------------------------------------------------------------------------------
DHB Industries, Inc. 1                                  15,500           235,755
--------------------------------------------------------------------------------
Hampshire Group
Ltd. 1                                                  23,653           671,272
--------------------------------------------------------------------------------
Hartmarx Corp. 1                                        32,100           242,034
--------------------------------------------------------------------------------
Jones Apparel
Group, Inc.                                             44,900         1,677,015
--------------------------------------------------------------------------------
Kellwood Co.                                            18,200           730,730
--------------------------------------------------------------------------------
Kenneth Cole
Productions, Inc., Cl. A                                 1,700            54,553
--------------------------------------------------------------------------------
Nike, Inc., Cl. B                                       40,200         2,922,942
--------------------------------------------------------------------------------
Timberland Co., Cl. A 1                                 25,100         1,456,804
--------------------------------------------------------------------------------
VF Corp.                                                17,700           885,177
--------------------------------------------------------------------------------
Warnaco Group, Inc.
(The) 1                                                  9,000           170,100
                                                                  --------------
                                                                       9,530,948

--------------------------------------------------------------------------------
CONSUMER STAPLES--9.1%
--------------------------------------------------------------------------------
BEVERAGES--2.6%
Anheuser-Busch
Cos., Inc.                                             127,900         6,638,010
--------------------------------------------------------------------------------
Boston Beer Co., Inc.,
Cl. A 1                                                  1,800            41,364
--------------------------------------------------------------------------------
Coca-Cola Co. (The)                                    475,400        20,851,044
--------------------------------------------------------------------------------
Coca-Cola
Enterprises, Inc.                                       57,600         1,175,040
--------------------------------------------------------------------------------
National Beverage
Corp.                                                    7,600            63,460
--------------------------------------------------------------------------------
Pepsi Bottling Group,
Inc. (The)                                              50,900         1,417,565



                                                                          VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
BEVERAGES Continued
PepsiAmericas, Inc.                                     59,700       $ 1,120,569
--------------------------------------------------------------------------------
PepsiCo, Inc.                                          407,700        20,385,000
                                                                  --------------
                                                                      51,692,052

--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--2.2%
7-Eleven, Inc. 1                                        26,100           447,615
--------------------------------------------------------------------------------
Albertson's, Inc.                                       74,700         1,821,933
--------------------------------------------------------------------------------
Arden Group, Inc.,
Cl. A                                                    4,498           373,334
--------------------------------------------------------------------------------
BJ's Wholesale Club,
Inc. 1                                                  18,700           435,897
--------------------------------------------------------------------------------
Costco Wholesale
Corp.                                                   86,300         3,508,958
--------------------------------------------------------------------------------
Ingles Markets, Inc.,
Cl. A                                                    7,700            88,088
--------------------------------------------------------------------------------
Longs Drug Stores, Inc.                                 18,100           380,100
--------------------------------------------------------------------------------
Rite Aid Corp. 1                                       206,500         1,013,915
--------------------------------------------------------------------------------
Ruddick Corp.                                           22,000           430,320
--------------------------------------------------------------------------------
Smart & Final, Inc. 1                                   36,700           550,867
--------------------------------------------------------------------------------
SUPERVALU, Inc.                                         29,800           851,088
--------------------------------------------------------------------------------
Sysco Corp.                                             91,300         3,145,285
--------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                  548,900        29,097,189
--------------------------------------------------------------------------------
Weis Markets, Inc.                                      10,300           328,467
                                                                  --------------
                                                                      42,473,056

--------------------------------------------------------------------------------
FOOD PRODUCTS--0.8%
Alico, Inc.                                              1,200            46,308
--------------------------------------------------------------------------------
Archer-Daniels-
Midland Co.                                             60,200           928,886
--------------------------------------------------------------------------------
Corn Products
International, Inc.                                     21,900           944,328
--------------------------------------------------------------------------------
Del Monte Foods Co. 1                                   89,200           940,168
--------------------------------------------------------------------------------
Flowers Foods, Inc.                                     21,550           562,455
--------------------------------------------------------------------------------
Heinz (H.J.) Co.                                       131,900         4,865,791
--------------------------------------------------------------------------------
Hershey Foods Corp.                                     12,900           624,876
--------------------------------------------------------------------------------
J&J Snack Foods Corp. 1                                 10,300           378,319
--------------------------------------------------------------------------------
Kellogg Co.                                             52,900         2,203,814
--------------------------------------------------------------------------------
Lance, Inc.                                             11,500           172,960
--------------------------------------------------------------------------------
M&F Worldwide
Corp. 1                                                 83,800         1,094,428


                  22 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
FOOD PRODUCTS Continued
Maui Land &
Pineapple Co. 1                                            700    $       23,520
--------------------------------------------------------------------------------
Omega Protein Corp.                                     56,000           505,120
--------------------------------------------------------------------------------
Sara Lee Corp.                                          39,200           860,832
--------------------------------------------------------------------------------
Smithfield Foods, Inc. 1                                 3,600           102,024
--------------------------------------------------------------------------------
Tyson Foods, Inc., Cl. A                                92,000         1,753,520
                                                                  --------------
                                                                      16,007,349

--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--1.8%
Chattem, Inc. 1                                          2,100            60,501
--------------------------------------------------------------------------------
Colgate-Palmolive Co.                                   78,300         4,165,560
--------------------------------------------------------------------------------
Energizer Holdings,
Inc. 1                                                   5,700           217,170
--------------------------------------------------------------------------------
Kimberly-Clark Corp.                                    48,500         3,107,395
--------------------------------------------------------------------------------
Nu Skin Asia Pacific,
Inc., Cl. A                                             40,300         1,100,593
--------------------------------------------------------------------------------
Procter & Gamble Co.
(The)                                                  492,200        25,668,230
--------------------------------------------------------------------------------
Rayovac Corp. 1                                         12,200           326,106
                                                                  --------------
                                                                      34,645,555

--------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.4%
Avon Products, Inc.                                     47,400         2,038,674
--------------------------------------------------------------------------------
Del Laboratories, Inc.                                   3,159           108,417
--------------------------------------------------------------------------------
Estee Lauder Cos., Inc.
(The), Cl. A                                            21,800           957,020
--------------------------------------------------------------------------------
First Years, Inc. (The)                                  9,400           173,054
--------------------------------------------------------------------------------
Gillette Co.                                           131,800         5,137,564
                                                                  --------------
                                                                       8,414,729

--------------------------------------------------------------------------------
TOBACCO--1.3%
Altria Group, Inc.                                     483,900        23,033,640
--------------------------------------------------------------------------------
R.J. Reynolds Tobacco
Holdings, Inc.                                          34,300         2,467,885
--------------------------------------------------------------------------------
UST, Inc.                                                5,000           189,750
                                                                  --------------
                                                                      25,691,275

--------------------------------------------------------------------------------
ENERGY--9.6%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.7%
Cal Dive International,
Inc. 1                                                  25,700           796,700



                                                                          VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES Continued
Diamond Offshore
Drilling, Inc.                                          23,600       $   576,784
--------------------------------------------------------------------------------
Ensign Resource
Service Group, Inc.                                     95,000         1,572,734
--------------------------------------------------------------------------------
Halliburton Co.                                         49,300         1,565,275
--------------------------------------------------------------------------------
Oil States
International, Inc. 1                                   80,000         1,316,800
--------------------------------------------------------------------------------
Precision Drilling
Corp. 1                                                 25,000         1,241,068
--------------------------------------------------------------------------------
RPC, Inc.                                                  900            13,887
--------------------------------------------------------------------------------
Schlumberger Ltd.                                       21,100         1,357,152
--------------------------------------------------------------------------------
Trican Well
Service Ltd. 1                                         130,000         4,194,810
--------------------------------------------------------------------------------
Veritas DGC, Inc. 1                                     41,400         1,019,682
                                                                  --------------
                                                                      13,654,892

--------------------------------------------------------------------------------
OIL & GAS--8.9%
Amerada Hess Corp.                                      28,900         2,408,815
--------------------------------------------------------------------------------
Apache Corp.                                            10,800           502,524
--------------------------------------------------------------------------------
Ashland, Inc.                                           21,500         1,123,805
--------------------------------------------------------------------------------
Atlas Energy Ltd. 1                                    500,000         1,289,959
--------------------------------------------------------------------------------
Berry Petroleum
Co., Cl. A                                               6,100           184,586
--------------------------------------------------------------------------------
Burlington
Resources, Inc.                                        139,600         5,328,532
--------------------------------------------------------------------------------
Callon Petroleum Co. 1                                  23,800           320,824
--------------------------------------------------------------------------------
Canadian Superior
Energy, Inc. 1                                         634,700           873,637
--------------------------------------------------------------------------------
Chesapeake Energy
Corp.                                                   81,000         1,243,350
--------------------------------------------------------------------------------
ChevronTexaco Corp.                                    275,000        26,303,750
--------------------------------------------------------------------------------
Cimarex Energy Co. 1                                    27,293           887,841
--------------------------------------------------------------------------------
Clear Energy, Inc. 1                                   264,466           736,009
--------------------------------------------------------------------------------
ConocoPhillips                                         114,800         9,042,796
--------------------------------------------------------------------------------
Crew Energy, Inc. 1                                     80,000           349,003
--------------------------------------------------------------------------------
Cyries Energy, Inc. 1                                   30,720           138,870
--------------------------------------------------------------------------------
Denbury Resources,
Inc. 1                                                  16,000           349,600
--------------------------------------------------------------------------------
Duvernay Oil Corp. 1                                    64,500           671,926


                  23 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
OIL & GAS Continued
Encore Acquisition
Co. 1                                                    5,500    $      162,085
--------------------------------------------------------------------------------
Energy Partners Ltd. 1                                  46,000           719,440
--------------------------------------------------------------------------------
EOG Resources, Inc.                                     36,400         2,313,220
--------------------------------------------------------------------------------
Esprit Exploration
Ltd. 1,2                                               361,200           978,052
--------------------------------------------------------------------------------
Esprit Exploration Ltd. 1                              213,800           578,924
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                    1,430,000        66,209,000
--------------------------------------------------------------------------------
Forest Oil Corp. 1                                      20,000           565,800
--------------------------------------------------------------------------------
Frontier Oil Corp.                                      42,800           918,060
--------------------------------------------------------------------------------
General Maritime
Corp. 1                                                 23,900           708,874
--------------------------------------------------------------------------------
Holly Corp.                                             70,000         2,758,700
--------------------------------------------------------------------------------
Houston
Exploration Co. 1                                       31,200         1,684,800
--------------------------------------------------------------------------------
Kerr-McGee Corp.                                        35,500         1,863,750
--------------------------------------------------------------------------------
Ketch Resources Ltd. 1                                 100,000           936,442
--------------------------------------------------------------------------------
Magnum Hunter
Resources, Inc. 1                                       68,300           732,176
--------------------------------------------------------------------------------
Marathon Oil Corp.                                     109,300         4,117,331
--------------------------------------------------------------------------------
Maritrans, Inc.                                         35,400           550,470
--------------------------------------------------------------------------------
Meridian Resource
Corp. (The) 1                                           83,400           696,390
--------------------------------------------------------------------------------
Murphy Oil Corp.                                         5,600           433,104
--------------------------------------------------------------------------------
Newfield
Exploration Co. 1                                       16,900           998,283
--------------------------------------------------------------------------------
Noble Energy, Inc.                                      36,800         2,035,408
--------------------------------------------------------------------------------
Occidental Petroleum
Corp.                                                  114,300         5,631,561
--------------------------------------------------------------------------------
OMI Corp.                                               93,800         1,364,790
--------------------------------------------------------------------------------
OPTI Canada, Inc. 1                                     70,000           932,456
--------------------------------------------------------------------------------
Overseas Shipholding
Group, Inc.                                             22,500         1,010,475
--------------------------------------------------------------------------------
Paramount
Resources Ltd. 1                                       196,700         2,475,209
--------------------------------------------------------------------------------
Penn Virginia Corp.                                     20,600           776,414
--------------------------------------------------------------------------------
Petroleum
Development Corp. 1                                      4,400           117,084
--------------------------------------------------------------------------------
Pioneer Natural
Resources Co.                                           37,900         1,366,295
--------------------------------------------------------------------------------
Pogo Producing Co.                                      24,900         1,105,062


                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
OIL & GAS Continued
ProEx Energy Ltd. 1                                     30,720       $   136,328
--------------------------------------------------------------------------------
Range Resources Corp.                                   19,400           324,950
--------------------------------------------------------------------------------
Real Resources, Inc. 1                                 165,000         1,061,113
--------------------------------------------------------------------------------
Resource America,
Inc., Cl. A                                              9,100           202,475
--------------------------------------------------------------------------------
StarPoint Energy Ltd. 1                                447,512         1,595,492
--------------------------------------------------------------------------------
Stelmar Shipping Ltd.                                    4,400           147,180
--------------------------------------------------------------------------------
Sunoco, Inc.                                            32,900         2,242,793
--------------------------------------------------------------------------------
Swift Energy Co. 1                                       6,800           154,292
--------------------------------------------------------------------------------
Talisman Energy, Inc.                                  100,000         2,373,073
--------------------------------------------------------------------------------
Teekay Shipping Corp.                                   36,000         1,432,080
--------------------------------------------------------------------------------
Tesoro Petroleum
Corp. 1                                                  9,200           266,800
--------------------------------------------------------------------------------
Thunder Energy, Inc. 1                                 207,976         1,073,122
--------------------------------------------------------------------------------
TransMontaigne, Inc. 1                                   1,400             8,834
--------------------------------------------------------------------------------
Tusk Energy, Inc. 1                                    300,000         1,033,471
--------------------------------------------------------------------------------
Unocal Corp.                                            68,900         2,670,564
--------------------------------------------------------------------------------
Valero Energy Corp.                                     33,600         2,517,312
--------------------------------------------------------------------------------
Vintage Petroleum, Inc.                                 26,900           459,990
--------------------------------------------------------------------------------
Williams Cos., Inc.
(The)                                                  150,000         1,822,500
--------------------------------------------------------------------------------
World Fuel Services
Corp.                                                   15,400           585,200
                                                                  --------------
                                                                     176,603,051

--------------------------------------------------------------------------------
FINANCIALS--22.5%
--------------------------------------------------------------------------------
CAPITAL MARKETS--0.4%
Bank of New York Co.,
Inc. (The)                                             173,600         4,987,528
--------------------------------------------------------------------------------
Mellon Financial Corp.                                  23,500           645,780
--------------------------------------------------------------------------------
Northern Trust Corp.                                    28,600         1,147,718
--------------------------------------------------------------------------------
Stifel Financial Corp. 1                                   600            14,544
--------------------------------------------------------------------------------
Tradestation Group,
Inc. 1                                                  26,900           160,055
                                                                  --------------
                                                                       6,955,625

--------------------------------------------------------------------------------
COMMERCIAL BANKS--8.4%
Alliance Financial
Corp.                                                    1,200            32,796
--------------------------------------------------------------------------------
Associated Banc-Corp                                    32,250           971,048
--------------------------------------------------------------------------------
Astoria Financial Corp.                                 11,500           392,840


                  24 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL BANKS Continued
Bank of America Corp.                                  479,131    $   40,730,926
--------------------------------------------------------------------------------
Bank of Hawaii Corp.                                    10,900           489,737
--------------------------------------------------------------------------------
Banknorth Group, Inc.                                   61,267         1,955,030
--------------------------------------------------------------------------------
Banner Corp.                                             3,400            92,684
--------------------------------------------------------------------------------
BB&T Corp.                                              55,780         2,160,359
--------------------------------------------------------------------------------
Berkshire Hills
Bancorp, Inc.                                            9,600           359,040
--------------------------------------------------------------------------------
Camden National
Corp.                                                    1,400            43,456
--------------------------------------------------------------------------------
Capital Crossing Bank 1                                  9,378           482,498
--------------------------------------------------------------------------------
CB Bancshares, Inc.                                      8,550           786,600
--------------------------------------------------------------------------------
Center Financial Corp.                                   3,600            54,504
--------------------------------------------------------------------------------
CFS Bancorp, Inc.                                        1,700            22,525
--------------------------------------------------------------------------------
Charter One
Financial, Inc.                                         83,300         3,699,353
--------------------------------------------------------------------------------
Citizens First
Bancorp, Inc.                                           13,500           317,250
--------------------------------------------------------------------------------
City Holding Co.                                        26,200           798,314
--------------------------------------------------------------------------------
City National Corp.                                     11,300           728,850
--------------------------------------------------------------------------------
Coastal Financial Corp.                                  1,962            29,391
--------------------------------------------------------------------------------
Colonial BancGroup,
Inc. (The)                                              72,400         1,396,596
--------------------------------------------------------------------------------
Columbia Banking
System, Inc.                                            23,963           521,675
--------------------------------------------------------------------------------
Comerica, Inc.                                          43,500         2,543,445
--------------------------------------------------------------------------------
Community Bank
System, Inc.                                            35,500           799,105
--------------------------------------------------------------------------------
Community First
Bankshares, Inc.                                        22,200           714,840
--------------------------------------------------------------------------------
Community Trust
Bancorp, Inc.                                            1,320            39,824
--------------------------------------------------------------------------------
ESB Financial Corp.                                        400             4,932
--------------------------------------------------------------------------------
EverTrust Financial
Group, Inc.                                              2,600            66,144
--------------------------------------------------------------------------------
Exchange National
Bancshares, Inc.                                         1,100            33,451
--------------------------------------------------------------------------------
Fidelity Bankshares,
Inc.                                                     1,600            54,704
--------------------------------------------------------------------------------
Fifth Third Bancorp                                     48,296         2,383,891
--------------------------------------------------------------------------------
First Citizens
BancShares, Inc., Cl. A                                  1,800           214,200





                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL BANKS Continued
First Commonwealth
Financial Corp.                                         13,200       $   168,828
--------------------------------------------------------------------------------
First Defiance
Financial Corp.                                          3,400            80,750
--------------------------------------------------------------------------------
First Financial
Holdings, Inc.                                           9,600           279,840
--------------------------------------------------------------------------------
First Place Financial
Corp.                                                    7,400           131,868
--------------------------------------------------------------------------------
First Republic Bank                                     22,300           965,590
--------------------------------------------------------------------------------
Flushing Financial
Corp.                                                   29,950           517,536
--------------------------------------------------------------------------------
Fulton Financial Corp.                                   2,310            47,378
--------------------------------------------------------------------------------
Greenpoint Financial
Corp.                                                   65,300         2,653,139
--------------------------------------------------------------------------------
Hibernia Corp., Cl. A                                   50,400         1,275,120
--------------------------------------------------------------------------------
Home Federal
Bancorp                                                 12,900           322,500
--------------------------------------------------------------------------------
Horizon Financial
Corp.                                                    1,000            19,500
--------------------------------------------------------------------------------
Hudson River
Bancorp, Inc.                                           15,200           262,656
--------------------------------------------------------------------------------
Huntington
Bancshares, Inc.                                        58,200         1,423,572
--------------------------------------------------------------------------------
Independence
Community Bank
Corp.                                                   52,087         1,944,929
--------------------------------------------------------------------------------
Independent Bank
Corp., Michigan                                          1,403            35,889
--------------------------------------------------------------------------------
Indymac Mortgage
Holdings, Inc.                                          53,700         1,783,914
--------------------------------------------------------------------------------
International
Bancshares Corp.                                         4,934           190,206
--------------------------------------------------------------------------------
ITLA Capital Corp. 1                                     2,200            88,418
--------------------------------------------------------------------------------
KeyCorp                                                 72,000         2,172,960
--------------------------------------------------------------------------------
M&T Bank Corp.                                          17,400         1,622,202
--------------------------------------------------------------------------------
MAF Bancorp, Inc.                                       26,218         1,052,653
--------------------------------------------------------------------------------
NASB Financial, Inc.                                     3,300           130,317
--------------------------------------------------------------------------------
National City Corp.                                    162,500         5,931,250
--------------------------------------------------------------------------------
Oak Hill Financial, Inc.                                 1,300            42,198
--------------------------------------------------------------------------------
PAB Bankshares, Inc.                                       900            10,908
--------------------------------------------------------------------------------
Pacific Capital Bancorp                                 41,954         1,162,965


                  25 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL BANKS Continued
Parkvale Financial
Corp.                                                    2,900    $       75,690
--------------------------------------------------------------------------------
PennRock Financial
Services Corp.                                           5,830           162,249
--------------------------------------------------------------------------------
PFF Bancorp, Inc.                                        2,300            84,456
--------------------------------------------------------------------------------
PNC Financial
Services Group, Inc.                                    89,900         4,548,940
--------------------------------------------------------------------------------
Provident Financial
Holdings, Inc.                                           4,050            94,608
--------------------------------------------------------------------------------
Provident Financial
Services, Inc.                                           5,064            89,380
--------------------------------------------------------------------------------
Quaker City
Bancorp, Inc.                                            2,750           150,728
--------------------------------------------------------------------------------
R&G Financial
Corp., Cl. B                                            45,600         1,599,648
--------------------------------------------------------------------------------
Republic Bancorp,
Inc., Cl. A                                             20,990           422,529
--------------------------------------------------------------------------------
Santander BanCorp                                        1,650            37,950
--------------------------------------------------------------------------------
Silicon Valley
Bancshares 1                                            12,800           468,608
--------------------------------------------------------------------------------
Southwest
Bancorp, Inc.                                           30,600           572,832
--------------------------------------------------------------------------------
State Financial
Services Corp.                                          16,000           454,080
--------------------------------------------------------------------------------
Sterling Bancorp                                        22,600           609,296
--------------------------------------------------------------------------------
Sterling Financial
Corp., Western US                                       36,501         1,154,892
--------------------------------------------------------------------------------
SunTrust Banks, Inc.                                    67,100         4,425,245
--------------------------------------------------------------------------------
U.S. Bancorp                                           588,000        16,640,400
--------------------------------------------------------------------------------
UnionBanCal Corp.                                       34,200         1,985,310
--------------------------------------------------------------------------------
United Community
Financial Corp.                                          5,700            66,291
--------------------------------------------------------------------------------
Wachovia Corp.                                         374,700        16,602,957
--------------------------------------------------------------------------------
Webster Financial
Corp.                                                   20,111           943,608
--------------------------------------------------------------------------------
Wells Fargo & Co.                                      422,900        24,278,689
--------------------------------------------------------------------------------
WesBanco, Inc.                                           2,000            56,320
--------------------------------------------------------------------------------
Westcorp                                                16,500           686,070
--------------------------------------------------------------------------------
Wilshire State Bank 1                                    7,600           208,316
--------------------------------------------------------------------------------
WSFS Financial Corp.                                    24,500         1,218,875
--------------------------------------------------------------------------------
Zions Bancorp                                           23,900         1,445,950
                                                                  --------------
                                                                     166,321,011

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
CONSUMER FINANCE--0.0%
ASTA Funding, Inc.                                      19,059       $   287,791
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--7.0%
American Capital
Strategies Ltd.                                         30,800           900,284
--------------------------------------------------------------------------------
American Express Co.                                   171,700         8,627,925
--------------------------------------------------------------------------------
Bear Stearns Cos.,
Inc. (The)                                              31,900         2,661,098
--------------------------------------------------------------------------------
Capital One
Financial Corp.                                         66,300         4,595,916
--------------------------------------------------------------------------------
Chicago Mercantile
Exchange (The)                                           5,500           690,250
--------------------------------------------------------------------------------
CIT Group, Inc.                                         65,500         2,276,780
--------------------------------------------------------------------------------
Citigroup, Inc.                                      1,140,000        50,262,600
--------------------------------------------------------------------------------
CompuCredit Corp. 1                                     58,000           912,340
--------------------------------------------------------------------------------
E*TRADE Financial
Corp. 1                                                138,200         1,529,874
--------------------------------------------------------------------------------
First Albany Cos., Inc.                                  7,900            66,676
--------------------------------------------------------------------------------
Franklin Resources, Inc.                                 7,700           371,525
--------------------------------------------------------------------------------
JPMorgan Chase & Co.                                   841,152        31,400,204
--------------------------------------------------------------------------------
Knight Trading
Group, Inc. 1                                           62,800           534,428
--------------------------------------------------------------------------------
MBNA Corp.                                             215,000         5,308,350
--------------------------------------------------------------------------------
Merrill Lynch
& Co., Inc.                                            201,800        10,033,496
--------------------------------------------------------------------------------
Morgan Stanley                                         262,400        12,944,192
--------------------------------------------------------------------------------
Principal Financial
Group, Inc. (The)                                       86,300         2,933,337
--------------------------------------------------------------------------------
Providian Financial
Corp. 1                                                 78,000         1,079,520
--------------------------------------------------------------------------------
Raymond James
Financial, Inc.                                          5,950           139,052
--------------------------------------------------------------------------------
Sanders Morris
Harris Group, Inc.                                       8,600           107,586
--------------------------------------------------------------------------------
WFS Financial, Inc.                                      1,800            82,350
                                                                  --------------
                                                                     137,457,783

--------------------------------------------------------------------------------
INSURANCE--5.0%
ACE Ltd.                                                33,000         1,339,470
--------------------------------------------------------------------------------
AFLAC, Inc.                                             51,400         2,037,496
--------------------------------------------------------------------------------
Allmerica Financial
Corp. 1                                                 51,600         1,538,196
--------------------------------------------------------------------------------
Allstate Corp.                                         144,600         6,807,768


                  26 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
INSURANCE Continued
American International
Group, Inc.                                            505,500    $   35,713,575
--------------------------------------------------------------------------------
American Medical
Security Group, Inc. 1                                  18,850           478,979
--------------------------------------------------------------------------------
AmerUs Group Co.                                        21,400           823,900
--------------------------------------------------------------------------------
Aon Corp.                                               80,900         2,138,996
--------------------------------------------------------------------------------
Arch Capital
Group Ltd. 1                                            20,100           773,850
--------------------------------------------------------------------------------
Aspen Insurance
Holdings Ltd.                                           12,700           299,720
--------------------------------------------------------------------------------
Baldwin & Lyons, Inc.,
Cl. B, Non-Vtg                                           2,325            59,450
--------------------------------------------------------------------------------
Chubb Corp.                                             60,100         4,133,678
--------------------------------------------------------------------------------
Cincinnati Financial
Corp.                                                   42,630         1,700,084
--------------------------------------------------------------------------------
CNA Financial Corp. 1                                   32,100           846,798
--------------------------------------------------------------------------------
Commerce Group, Inc.
(The)                                                    1,300            62,933
--------------------------------------------------------------------------------
Conseco, Inc. 1                                         10,400           186,992
--------------------------------------------------------------------------------
Delphi Financial
Group, Inc., Cl. A                                      13,500           547,425
--------------------------------------------------------------------------------
Donegal Group, Inc.,
Cl. A                                                   32,700           686,700
--------------------------------------------------------------------------------
EMC Insurance
Group, Inc.                                              3,000            63,960
--------------------------------------------------------------------------------
Fidelity National
Financial, Inc.                                         61,236         2,219,805
--------------------------------------------------------------------------------
First American Corp.
(The)                                                   34,500           926,670
--------------------------------------------------------------------------------
FPIC Insurance
Group, Inc. 1                                            7,700           182,490
--------------------------------------------------------------------------------
Genworth Financial,
Inc., Cl. A 1                                           46,900         1,066,506
--------------------------------------------------------------------------------
Hartford Financial
Services Group, Inc.
(The)                                                   83,400         5,429,340
--------------------------------------------------------------------------------
Horace Mann
Educators Corp.                                          4,700            78,772
--------------------------------------------------------------------------------
Hub International Ltd.                                     500             9,270
--------------------------------------------------------------------------------
Independence
Holding Co.                                              2,240            48,160
--------------------------------------------------------------------------------
Infinity Property
& Casualty Corp.                                         8,200          235,996


                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
INSURANCE Continued
IPC Holdings Ltd.                                       15,500      $    581,250
--------------------------------------------------------------------------------
LandAmerica
Financial Group, Inc.                                   11,900           470,050
--------------------------------------------------------------------------------
Lincoln National Corp.                                  52,400         2,289,880
--------------------------------------------------------------------------------
Loews Corp.                                             32,400         1,834,812
--------------------------------------------------------------------------------
MBIA, Inc.                                              14,200           766,516
--------------------------------------------------------------------------------
Mercury General
Corp.                                                   11,700           551,421
--------------------------------------------------------------------------------
MetLife, Inc.                                           89,100         3,178,197
--------------------------------------------------------------------------------
National Western
Life Insurance Co.,
Cl. A 1                                                  2,800           447,664
--------------------------------------------------------------------------------
Nationwide Financial
Services, Inc., Cl. A                                   33,500         1,188,245
--------------------------------------------------------------------------------
Odyssey Re Holdings
Corp.                                                   15,900           371,265
--------------------------------------------------------------------------------
Ohio Casualty Corp. 1                                   29,700           555,390
--------------------------------------------------------------------------------
Old Republic
International Corp.                                     20,900           486,761
--------------------------------------------------------------------------------
Partnerre Holdings
Ltd.                                                    10,800           564,948
--------------------------------------------------------------------------------
Penn-America
Group, Inc.                                              2,300            29,900
--------------------------------------------------------------------------------
Philadelphia
Consolidated
Holding Co. 1                                            9,500           519,365
--------------------------------------------------------------------------------
Progressive Corp.                                       45,400         3,478,548
--------------------------------------------------------------------------------
Protective Life Corp.                                   26,000           942,500
--------------------------------------------------------------------------------
Reinsurance Group
of America, Inc.                                        30,900         1,231,365
--------------------------------------------------------------------------------
RenaissanceRe
Holdings Ltd.                                           25,300         1,340,900
--------------------------------------------------------------------------------
Safeco Corp.                                            40,500         1,905,930
--------------------------------------------------------------------------------
Safety Insurance
Group, Inc.                                                400             8,160
--------------------------------------------------------------------------------
StanCorp Financial
Group, Inc.                                             25,200         1,771,560
--------------------------------------------------------------------------------
State Auto Financial
Corp.                                                   12,500           386,625
--------------------------------------------------------------------------------
Torchmark Corp.                                         21,800         1,139,704
--------------------------------------------------------------------------------
Transatlantic
Holdings, Inc.                                           3,625           205,284


                  27 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
INSURANCE Continued
UICI 1                                                  11,900    $      284,648
--------------------------------------------------------------------------------
United Fire &
Casualty Co.                                             1,100            67,705
--------------------------------------------------------------------------------
Unitrin, Inc.                                           23,800           991,270
--------------------------------------------------------------------------------
Universal American
Financial Corp. 1                                       71,700           777,945
--------------------------------------------------------------------------------
Willis Group
Holdings Ltd.                                            5,800           201,840
--------------------------------------------------------------------------------
XL Capital Ltd., Cl. A                                   5,200           367,536
                                                                  --------------
                                                                      99,374,163

--------------------------------------------------------------------------------
REAL ESTATE--0.1%
Bluegreen Corp. 1                                       48,200           564,422
--------------------------------------------------------------------------------
Capital Trust, Cl. A                                     3,600            88,092
--------------------------------------------------------------------------------
Forest City
Enterprises, Inc., Cl. A                                 1,500            78,600
--------------------------------------------------------------------------------
Jones Lang
LaSalle, Inc. 1                                          8,800           255,200
--------------------------------------------------------------------------------
St. Joe Co. (The)                                       11,500           494,730
--------------------------------------------------------------------------------
Stratus Properties, Inc. 1                               7,300            99,718
--------------------------------------------------------------------------------
Trammell Crow Co. 1                                      2,600            34,866
--------------------------------------------------------------------------------
United Capital Corp. 1                                   1,500            26,955
                                                                  --------------
                                                                       1,642,583

--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--1.6%
Countrywide
Financial Corp.                                         78,400         5,652,640
--------------------------------------------------------------------------------
Doral Financial Corp.                                   21,125           829,156
--------------------------------------------------------------------------------
Fannie Mae                                             230,100        16,327,896
--------------------------------------------------------------------------------
Freddie Mac                                             47,700         3,067,587
--------------------------------------------------------------------------------
Fremont General
Corp.                                                   53,100           997,218
--------------------------------------------------------------------------------
MGIC Investment
Corp.                                                   30,200         2,144,200
--------------------------------------------------------------------------------
New Century
Financial Corp.                                         12,900           606,945
--------------------------------------------------------------------------------
Ocwen Financial
Corp. 1                                                  7,900            69,994
--------------------------------------------------------------------------------
PMI Group, Inc. (The)                                   27,800         1,146,194
--------------------------------------------------------------------------------
Severn Bancorp, Inc.                                       600            18,702
                                                                  --------------
                                                                      30,860,532

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
HEALTH CARE--12.1%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--1.1%
Amgen, Inc. 1                                          197,700       $11,245,176
--------------------------------------------------------------------------------
ArQule, Inc. 1                                           6,100            26,047
--------------------------------------------------------------------------------
Charles River
Laboratories
International, Inc. 1                                   14,800           667,036
--------------------------------------------------------------------------------
Gen-Probe, Inc. 1                                        5,800           217,036
--------------------------------------------------------------------------------
Genentech, Inc. 1                                       34,000         1,655,120
--------------------------------------------------------------------------------
Nanogen, Inc. 1                                          6,500            31,460
--------------------------------------------------------------------------------
Wyeth                                                  194,800         6,895,920
                                                                  --------------
                                                                      20,737,795

--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.7%
Abaxis, Inc. 1                                          23,000           345,230
--------------------------------------------------------------------------------
Align Technology, Inc. 1                                30,200           518,836
--------------------------------------------------------------------------------
American Medical
Systems Holdings, Inc. 1                                 7,300           232,286
--------------------------------------------------------------------------------
Arrow International,
Inc.                                                    10,500           291,060
--------------------------------------------------------------------------------
Aspect Medical
Systems, Inc. 1                                          1,500            24,015
--------------------------------------------------------------------------------
Bausch & Lomb, Inc.                                     27,900         1,718,361
--------------------------------------------------------------------------------
Beckman Coulter, Inc.                                   10,900           601,353
--------------------------------------------------------------------------------
Becton, Dickinson
& Co.                                                   50,000         2,361,500
--------------------------------------------------------------------------------
CNS, Inc.                                                6,000            60,360
--------------------------------------------------------------------------------
Dade Behring
Holdings, Inc. 1                                        28,300         1,406,227
--------------------------------------------------------------------------------
Datascope Corp.                                            400            13,884
--------------------------------------------------------------------------------
Exactech, Inc. 1                                         6,651           130,493
--------------------------------------------------------------------------------
Guidant Corp.                                           15,400           851,928
--------------------------------------------------------------------------------
Hospira, Inc. 1                                         70,360         1,823,028
--------------------------------------------------------------------------------
Kensey Nash Corp. 1                                     31,200           882,648
--------------------------------------------------------------------------------
Lifeline Systems, Inc. 1                                11,300           249,504
--------------------------------------------------------------------------------
Medtronic, Inc.                                        254,800        12,655,916
--------------------------------------------------------------------------------
Meridian Bioscience,
Inc. 1                                                  31,200           370,968
--------------------------------------------------------------------------------
Mine Safety
Applicances Co.                                         10,400           386,360
--------------------------------------------------------------------------------
Palomar Medical
Technologies, Inc. 1                                     8,600           127,624


                  28 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES Continued
PolyMedica Corp.                                         4,100    $      124,886
--------------------------------------------------------------------------------
Respironics, Inc. 1                                     11,400           635,208
--------------------------------------------------------------------------------
Stryker Corp.                                           96,500         4,601,120
--------------------------------------------------------------------------------
Sybron Dental
Specialties, Inc. 1                                     16,900           454,610
--------------------------------------------------------------------------------
Thermo Electron
Corp. 1                                                 35,000           900,200
--------------------------------------------------------------------------------
Ventana Medical
Systems, Inc. 1                                          6,000           299,580
--------------------------------------------------------------------------------
VISX, Inc. 1                                            38,500           824,285
--------------------------------------------------------------------------------
West Pharmaceutical
Services, Inc.                                             800            30,472
                                                                  --------------
                                                                      32,921,942

--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--2.4%
Aetna, Inc.                                             52,200         4,478,760
--------------------------------------------------------------------------------
Amedisys, Inc. 1                                        14,600           383,104
--------------------------------------------------------------------------------
Andrx Corp. 1                                           58,900         1,527,866
--------------------------------------------------------------------------------
Anthem, Inc. 1                                          11,000           907,170
--------------------------------------------------------------------------------
Beverly Enterprises,
Inc. 1                                                  71,500           563,420
--------------------------------------------------------------------------------
Bio-Reference
Laboratories, Inc. 1                                    61,100           757,029
--------------------------------------------------------------------------------
CIGNA Corp.                                             33,000         2,046,330
--------------------------------------------------------------------------------
Community Health
Systems, Inc. 1                                         20,900           514,349
--------------------------------------------------------------------------------
Computer Programs
& Systems, Inc.                                            600            12,204
--------------------------------------------------------------------------------
Covance, Inc. 1                                         17,800           653,082
--------------------------------------------------------------------------------
Coventry Health
Care, Inc. 1                                            32,600         1,666,186
--------------------------------------------------------------------------------
DaVita, Inc. 1                                          18,650           566,401
--------------------------------------------------------------------------------
Dendrite
International, Inc. 1                                   56,300           839,433
--------------------------------------------------------------------------------
eResearch
Technology, Inc. 1                                      36,550           910,461
--------------------------------------------------------------------------------
Genesis HealthCare
Corp. 1                                                  6,900           185,265
--------------------------------------------------------------------------------
Gentiva Health
Services, Inc. 1                                        53,600           815,256
--------------------------------------------------------------------------------
Humana, Inc. 1                                          42,600          771,486

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
HEALTH CARE PRODUCTS & SERVICES Continued
IMS Health, Inc.                                        46,300       $ 1,122,312
--------------------------------------------------------------------------------
Laboratory Corp.
of America Holdings 1                                   50,100         1,961,916
--------------------------------------------------------------------------------
LCA-Vision, Inc. 1                                      23,900           623,551
--------------------------------------------------------------------------------
LifePoint Hospitals,
Inc. 1                                                  27,000           902,070
--------------------------------------------------------------------------------
Medco Health
Solutions, Inc. 1                                       32,172           974,812
--------------------------------------------------------------------------------
National HealthCare
Corp.                                                    5,100           137,649
--------------------------------------------------------------------------------
National Medical
Health Card
Systems, Inc. 1                                         11,600           319,812
--------------------------------------------------------------------------------
Owens & Minor, Inc.                                     39,200         1,006,264
--------------------------------------------------------------------------------
PacifiCare Health
Systems, Inc. 1                                         29,200           892,644
--------------------------------------------------------------------------------
Parexel International
Corp. 1                                                 14,400           276,624
--------------------------------------------------------------------------------
PDI, Inc. 1                                             19,900           567,349
--------------------------------------------------------------------------------
Pediatrix Medical
Group, Inc. 1                                           18,600         1,176,264
--------------------------------------------------------------------------------
Prime Medical
Services, Inc. 1                                         9,500            69,825
--------------------------------------------------------------------------------
Quest Diagnostics, Inc.                                 19,000         1,559,520
--------------------------------------------------------------------------------
RehabCare Group,
Inc. 1                                                   5,000           119,750
--------------------------------------------------------------------------------
Res-Care, Inc. 1                                        22,300           250,206
--------------------------------------------------------------------------------
Service Corp.
International 1                                         98,000           622,300
--------------------------------------------------------------------------------
Sierra Health
Services, Inc. 1                                        22,300           985,660
--------------------------------------------------------------------------------
Stewart
Enterprises, Inc. 1                                     69,000           480,240
--------------------------------------------------------------------------------
Sunrise Senior
Living, Inc. 1                                          23,700           836,610
--------------------------------------------------------------------------------
Tenet Healthcare
Corp. 1                                                114,900         1,284,582
--------------------------------------------------------------------------------
Triad Hospitals, Inc. 1                                 29,100           991,146
--------------------------------------------------------------------------------
UnitedHealth
Group, Inc.                                             56,800         3,572,720
--------------------------------------------------------------------------------
US Oncology, Inc. 1                                    218,800         3,253,556
--------------------------------------------------------------------------------
VCA Antech, Inc. 1                                      22,000           924,660


                  29 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES Continued
Ventiv Health, Inc. 1                                   21,400    $      326,136
--------------------------------------------------------------------------------
WellChoice, Inc. 1                                      18,200           666,120
--------------------------------------------------------------------------------
WellPoint Health
Networks, Inc. 1                                        45,653         4,615,518
                                                                  --------------
                                                                      48,117,618

--------------------------------------------------------------------------------
PHARMACEUTICALS--6.9%
Abbott Laboratories                                    265,000        10,427,750
--------------------------------------------------------------------------------
Bristol-Myers
Squibb Co.                                             207,300         4,747,170
--------------------------------------------------------------------------------
Eli Lilly & Co.                                        137,900         8,786,988
--------------------------------------------------------------------------------
Endo Pharmaceuticals
Holdings, Inc. 1                                        50,200           963,840
--------------------------------------------------------------------------------
Eon Labs, Inc. 1                                        35,000         1,019,200
--------------------------------------------------------------------------------
First Horizon
Pharmaceutical Corp. 1                                  36,300           634,161
--------------------------------------------------------------------------------
Johnson & Johnson                                      613,000        33,880,510
--------------------------------------------------------------------------------
Merck & Co., Inc.                                      527,300        23,913,055
--------------------------------------------------------------------------------
Perrigo Co.                                             52,900           881,314
--------------------------------------------------------------------------------
Pfizer, Inc.                                         1,584,900        50,653,404
                                                                  --------------
                                                                     135,907,392

--------------------------------------------------------------------------------
INDUSTRIALS--10.2%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.2%
Applied Signal
Technology, Inc.                                        39,400         1,362,058
--------------------------------------------------------------------------------
Astronics Corp., Cl. B 1                                 1,850             8,926
--------------------------------------------------------------------------------
Boeing Co.                                             170,000         8,627,500
--------------------------------------------------------------------------------
General Dynamics
Corp.                                                   10,300         1,017,846
--------------------------------------------------------------------------------
Honeywell
International, Inc.                                     75,000         2,820,750
--------------------------------------------------------------------------------
Innovative Solutions
& Support, Inc. 1                                        3,600            80,172
--------------------------------------------------------------------------------
Orbital Sciences Corp. 1                                21,000           240,450
--------------------------------------------------------------------------------
Precision Castparts
Corp.                                                   20,400         1,149,132
--------------------------------------------------------------------------------
SI International, Inc. 1                                12,900           229,620
--------------------------------------------------------------------------------
United Technologies
Corp.                                                   79,600         7,442,600
                                                                  --------------
                                                                      22,979,054




                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.5%
EGL, Inc. 1                                             36,400       $   924,924
--------------------------------------------------------------------------------
Forward Air Corp. 1                                      9,100           361,361
--------------------------------------------------------------------------------
Hub Group, Inc., Cl. A 1                                12,000           391,680
--------------------------------------------------------------------------------
United Parcel
Service, Inc., Cl. B                                   117,400         8,448,104
                                                                  --------------
                                                                      10,126,069

--------------------------------------------------------------------------------
BUILDING PRODUCTS--0.1%
American Standard
Cos., Inc. 1                                            32,800         1,242,792
--------------------------------------------------------------------------------
Masco Corp.                                             17,900           541,296
--------------------------------------------------------------------------------
NCI Building
Systems, Inc. 1                                         13,300           409,773
--------------------------------------------------------------------------------
Universal Forest
Products, Inc.                                          18,700           567,919
                                                                  --------------
                                                                       2,761,780

--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.0%
Administaff, Inc. 1                                      3,200            42,560
--------------------------------------------------------------------------------
Angelica Corp.                                           2,300            55,361
--------------------------------------------------------------------------------
Apollo Group,
Inc., Cl. A 1                                           31,000         2,590,050
--------------------------------------------------------------------------------
Brady Corp., Cl. A                                      11,600           524,320
--------------------------------------------------------------------------------
Bright Horizons
Family Solutions, Inc. 1                                 9,400           477,050
--------------------------------------------------------------------------------
Brink's Co. (The)                                       24,900           805,515
--------------------------------------------------------------------------------
Century Business
Services, Inc. 1                                         8,300            35,026
--------------------------------------------------------------------------------
ChoicePoint, Inc. 1                                      6,200           260,400
--------------------------------------------------------------------------------
CompX International,
Inc. 1                                                   4,400            61,688
--------------------------------------------------------------------------------
Consolidated
Graphics, Inc. 1                                        16,800           730,968
--------------------------------------------------------------------------------
Copart, Inc. 1                                          15,700           349,325
--------------------------------------------------------------------------------
CPI Corp.                                               10,300           138,226
--------------------------------------------------------------------------------
Darling International,
Inc. 1                                                 155,800           740,050
--------------------------------------------------------------------------------
Deluxe Corp.                                            20,600           907,430
--------------------------------------------------------------------------------
Dun & Bradstreet
Corp. 1                                                  8,400           471,576
--------------------------------------------------------------------------------
Duratek, Inc. 1                                         14,000           199,500
--------------------------------------------------------------------------------
Electro Rent Corp.                                       7,300            70,956


                  30 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES Continued
Ennis, Inc.                                             28,600    $      520,520
--------------------------------------------------------------------------------
Exponent, Inc. 1                                        28,900           725,679
--------------------------------------------------------------------------------
General Binding Corp. 1                                 10,300           122,879
--------------------------------------------------------------------------------
Geo Group, Inc. (The) 1                                 16,400           301,760
--------------------------------------------------------------------------------
Healthcare Services
Group, Inc.                                              3,150            53,015
--------------------------------------------------------------------------------
Heidrick & Struggles
International, Inc. 1                                   16,900           447,174
--------------------------------------------------------------------------------
ICT Group, Inc. 1                                       21,000           191,940
--------------------------------------------------------------------------------
Ikon Office
Solutions, Inc.                                         67,900           805,973
--------------------------------------------------------------------------------
Imagistics
International, Inc. 1                                   11,900           386,750
--------------------------------------------------------------------------------
ITT Educational
Services, Inc. 1                                         7,300           232,505
--------------------------------------------------------------------------------
Korn-Ferry
International 1                                         46,600           830,878
--------------------------------------------------------------------------------
Labor Ready, Inc. 1                                     37,700           528,554
--------------------------------------------------------------------------------
Miller (Herman), Inc.                                   32,600           873,680
--------------------------------------------------------------------------------
Republic Services, Inc.                                 56,000         1,601,600
--------------------------------------------------------------------------------
Robert Half
International, Inc.                                     59,500         1,655,290
--------------------------------------------------------------------------------
Rollins, Inc.                                           19,950           461,843
--------------------------------------------------------------------------------
School Specialty, Inc. 1                                24,900           856,809
--------------------------------------------------------------------------------
SITEL Corp. 1                                           34,600           103,800
--------------------------------------------------------------------------------
Spherion Corp. 1                                         5,000            43,250
--------------------------------------------------------------------------------
University of
Phoenix Online. 1                                        4,700           404,999
--------------------------------------------------------------------------------
Waste Industries
USA, Inc.                                                  200             2,208
                                                                  --------------
                                                                      19,611,107

--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.1%
Comfort Systems
USA, Inc. 1                                             53,400           319,866
--------------------------------------------------------------------------------
Dycom Industries, Inc. 1                                 6,800           183,192
--------------------------------------------------------------------------------
Integrated Electrical
Services, Inc. 1                                        95,400           808,038
                                                                  --------------
                                                                       1,311,096


                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.5%
AMETEK, Inc.                                            21,500       $   663,060
--------------------------------------------------------------------------------
Cooper Industries
Ltd., Cl. A                                             10,400           591,448
--------------------------------------------------------------------------------
Emerson Electric Co.                                    57,500         3,490,250
--------------------------------------------------------------------------------
Genlyte Group, Inc.
(The) 1                                                  9,000           560,700
--------------------------------------------------------------------------------
Hubbell, Inc., Cl. B                                    33,200         1,500,640
--------------------------------------------------------------------------------
II-VI, Inc. 1                                           37,400         1,108,162
--------------------------------------------------------------------------------
Preformed Line
Products Co.                                               800            18,400
--------------------------------------------------------------------------------
Rockwell
Automation, Inc.                                        28,200         1,054,962
                                                                  --------------
                                                                       8,987,622

--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--4.6%
3M Co.                                                 218,800        18,020,368
--------------------------------------------------------------------------------
Alleghany Corp.                                          1,000           270,500
--------------------------------------------------------------------------------
General Electric Co.                                 2,079,100        69,130,075
--------------------------------------------------------------------------------
Raven Industries, Inc.                                  18,900           720,468
--------------------------------------------------------------------------------
Standex
International Corp.                                      2,900            66,004
--------------------------------------------------------------------------------
Textron, Inc.                                           27,700         1,698,010
--------------------------------------------------------------------------------
United Industrial Corp.                                 27,900           683,829
                                                                  --------------
                                                                      90,589,254

--------------------------------------------------------------------------------
MACHINERY--1.5%
A.S.V., Inc. 1                                          31,100         1,025,678
--------------------------------------------------------------------------------
Alamo Group, Inc.                                        7,700           125,048
--------------------------------------------------------------------------------
Ampco-Pittsburgh
Corp.                                                   14,600           191,260
--------------------------------------------------------------------------------
Badger Meter, Inc.                                         100             4,475
--------------------------------------------------------------------------------
BHA Group, Inc., Cl. A                                  17,200           652,740
--------------------------------------------------------------------------------
Briggs & Stratton
Corp.                                                    8,700           726,450
--------------------------------------------------------------------------------
Cascade Corp.                                           24,500           717,115
--------------------------------------------------------------------------------
Caterpillar, Inc.                                       45,700         3,358,493
--------------------------------------------------------------------------------
Cummins, Inc.                                           22,500         1,562,175
--------------------------------------------------------------------------------
Deere & Co.                                             25,800         1,620,498
--------------------------------------------------------------------------------
Encore Wire Corp. 1                                      8,300           149,815
--------------------------------------------------------------------------------
Flanders Corp. 1                                         2,100            21,483
--------------------------------------------------------------------------------
Graco, Inc.                                             22,150           697,282


                  31 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
MACHINERY Continued
Greenbrier Cos., Inc. 1                                  1,200    $       27,540
--------------------------------------------------------------------------------
Harsco Corp.                                            14,000           628,320
--------------------------------------------------------------------------------
Illinois Tool Works, Inc.                                3,800           343,976
--------------------------------------------------------------------------------
Ingersoll-Rand Co.,
Cl. A                                                   34,600         2,376,674
--------------------------------------------------------------------------------
ITT Industries, Inc.                                    13,800         1,103,310
--------------------------------------------------------------------------------
Joy Global, Inc.                                        36,100         1,071,809
--------------------------------------------------------------------------------
Kadant, Inc. 1                                           9,200           184,920
--------------------------------------------------------------------------------
Kennametal, Inc.                                        23,500         1,034,000
--------------------------------------------------------------------------------
Lincoln Electric
Holdings, Inc.                                          17,300           588,373
--------------------------------------------------------------------------------
Middleby Corp. (The)                                     9,300           504,060
--------------------------------------------------------------------------------
Nordson Corp.                                           15,600           653,172
--------------------------------------------------------------------------------
Paccar, Inc.                                            48,800         2,926,048
--------------------------------------------------------------------------------
Pall Corp.                                              20,900           484,253
--------------------------------------------------------------------------------
Parker-Hannifin Corp.                                   36,700         2,105,846
--------------------------------------------------------------------------------
Penn Engineering &
Manufacturing Corp.                                      2,200            43,604
--------------------------------------------------------------------------------
Reliance Steel &
Aluminum Co.                                            14,200           565,444
--------------------------------------------------------------------------------
SPX Corp.                                               30,600         1,253,070
--------------------------------------------------------------------------------
Timken Co.                                              42,600         1,058,184
--------------------------------------------------------------------------------
Toro Co. (The)                                          14,100           923,550
                                                                  --------------
                                                                      28,728,665

--------------------------------------------------------------------------------
MARINE--0.0%
Kirby Corp. 1                                            2,300            88,780
--------------------------------------------------------------------------------
ROAD & RAIL--0.5%
Arkansas Best Corp.                                      8,300           290,251
--------------------------------------------------------------------------------
CNF Transportation,
Inc.                                                    32,700         1,349,202
--------------------------------------------------------------------------------
Genesee & Wyoming,
Inc., Cl. A 1                                           16,000           371,200
--------------------------------------------------------------------------------
Hunt (J.B.) Transport
Services, Inc.                                          39,300         1,509,513
--------------------------------------------------------------------------------
Landstar System, Inc. 1                                  3,600           179,316
--------------------------------------------------------------------------------
Mullen
Transportation, Inc.                                    41,000         1,287,514
--------------------------------------------------------------------------------
Norfolk Southern
Corp.                                                  104,400         2,786,436
--------------------------------------------------------------------------------
Ryder Systems, Inc.                                     37,700         1,617,330




                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
ROAD & RAIL Continued
SCS Transportation,
Inc. 1                                                  36,100       $   929,575
--------------------------------------------------------------------------------
U.S. Xpress
Enterprises, Inc., Cl. A 1                              13,500           247,995
                                                                  --------------
                                                                      10,568,332

--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.2%
Applied Industrial
Technologies, Inc.                                      38,600         1,234,042
--------------------------------------------------------------------------------
Hughes Supply, Inc.                                     18,600         1,133,112
--------------------------------------------------------------------------------
Lawson Products, Inc.                                    2,700           100,224
--------------------------------------------------------------------------------
MSC Industrial
Direct Co., Inc., Cl. A                                 37,400         1,170,620
--------------------------------------------------------------------------------
W.W. Grainger, Inc.                                     20,300         1,074,885
                                                                  --------------
                                                                       4,712,883

--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--16.6%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--3.0%
Adaptec, Inc. 1                                         18,200           136,318
--------------------------------------------------------------------------------
ADTRAN, Inc.                                            32,600           870,746
--------------------------------------------------------------------------------
Anaren Microwave,
Inc. 1                                                   4,800            57,552
--------------------------------------------------------------------------------
Aspect
Communications
Corp. 1                                                 66,303           561,586
--------------------------------------------------------------------------------
Brocade
Communications
Systems, Inc. 1                                        138,600           668,052
--------------------------------------------------------------------------------
Brooktrout, Inc. 1                                      53,100           468,342
--------------------------------------------------------------------------------
Cisco Systems, Inc. 1                                1,388,900        28,972,454
--------------------------------------------------------------------------------
Comverse
Technology, Inc. 1                                       8,900           151,834
--------------------------------------------------------------------------------
Digi International, Inc. 1                              54,900           623,115
--------------------------------------------------------------------------------
Ditech
Communications
Corp. 1                                                 28,600           588,874
--------------------------------------------------------------------------------
Harris Corp.                                            32,300         1,533,604
--------------------------------------------------------------------------------
Lucent Technologies,
Inc. 1                                                 757,400         2,310,070
--------------------------------------------------------------------------------
Motorola, Inc.                                         465,000         7,407,450
--------------------------------------------------------------------------------
Packeteer, Inc. 1                                       45,200           423,976
--------------------------------------------------------------------------------
Paradyne Networks,
Inc. 1                                                  18,600            91,140


                  32 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT Continued
Performance
Technologies, Inc. 1                                    51,100    $      306,089
--------------------------------------------------------------------------------
QUALCOMM, Inc.                                         169,100        11,681,428
--------------------------------------------------------------------------------
Scientific-Atlanta, Inc.                                54,400         1,672,800
--------------------------------------------------------------------------------
SCM Microsystems,
Inc. 1                                                   1,900             7,144
--------------------------------------------------------------------------------
Symmetricom, Inc. 1                                     43,300           355,060
                                                                  --------------
                                                                      58,887,634

--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--3.7%
Apple Computer, Inc. 1                                  86,600         2,800,644
--------------------------------------------------------------------------------
Dell, Inc. 1                                           602,100        21,356,487
--------------------------------------------------------------------------------
Hewlett-Packard Co.                                    646,700        13,031,005
--------------------------------------------------------------------------------
International Business
Machines Corp.                                         334,000        29,081,380
--------------------------------------------------------------------------------
Lexmark International,
Inc., Cl. A 1                                           39,400         3,486,900
--------------------------------------------------------------------------------
NCR Corp. 1                                             37,400         1,736,482
--------------------------------------------------------------------------------
Presstek, Inc. 1                                        44,500           380,030
--------------------------------------------------------------------------------
SBS Technologies, Inc. 1                                 2,300            29,555
--------------------------------------------------------------------------------
Storage Technology
Corp. 1                                                 45,000         1,122,750
--------------------------------------------------------------------------------
Synaptics, Inc. 1                                       15,700           232,203
                                                                  --------------
                                                                      73,257,436

--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.9%
Agilent Technologies,
Inc. 1                                                  54,800         1,304,788
--------------------------------------------------------------------------------
Agilysys, Inc.                                          13,700           204,130
--------------------------------------------------------------------------------
Amphenol Corp., Cl. A 1                                  1,800            56,574
--------------------------------------------------------------------------------
Anixter International,
Inc.                                                    21,300           713,124
--------------------------------------------------------------------------------
Arrow Electronics, Inc. 1                               66,100         1,563,926
--------------------------------------------------------------------------------
Avnet, Inc. 1                                           48,400           939,928
--------------------------------------------------------------------------------
Cognex Corp.                                            28,600           860,288
--------------------------------------------------------------------------------
Coherent, Inc. 1                                         1,000            26,315
--------------------------------------------------------------------------------
Dionex Corp. 1                                           9,800           462,462
--------------------------------------------------------------------------------
Hypercom Corp. 1                                        46,000           312,800
--------------------------------------------------------------------------------
Ingram Micro, Inc.,
Cl. A 1                                                 35,500           505,875


                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS Continued
Keithley Instruments,
Inc.                                                    14,100       $   292,152
--------------------------------------------------------------------------------
Littlefuse, Inc. 1                                      19,200           744,960
--------------------------------------------------------------------------------
Maxwell
Technologies, Inc. 1                                     7,700            71,687
--------------------------------------------------------------------------------
Measurement
Specialties, Inc. 1                                     17,100           367,137
--------------------------------------------------------------------------------
Mettler-Toledo
International, Inc. 1                                    9,500           396,150
--------------------------------------------------------------------------------
Molex, Inc.                                             47,400         1,372,704
--------------------------------------------------------------------------------
MTS Systems Corp.                                       17,200           369,284
--------------------------------------------------------------------------------
Nu Horizons
Electronics Corp. 1                                      1,600            12,320
--------------------------------------------------------------------------------
Park Electrochemical
Corp.                                                    1,800            41,364
--------------------------------------------------------------------------------
Paxar Corp. 1                                           47,600           917,728
--------------------------------------------------------------------------------
PC Connection, Inc. 1                                   19,500           149,195
--------------------------------------------------------------------------------
PerkinElmer, Inc.                                       68,300         1,200,714
--------------------------------------------------------------------------------
Sanmina-SCI Corp. 1                                    202,400         1,485,616
--------------------------------------------------------------------------------
Tech Data Corp. 1                                       28,400         1,063,864
--------------------------------------------------------------------------------
Tektronix, Inc.                                         46,800         1,422,720
--------------------------------------------------------------------------------
Varian, Inc. 1                                             700            26,530
                                                                  --------------
                                                                      16,884,335

--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.3%
Corillian Corp. 1                                       81,200           401,940
--------------------------------------------------------------------------------
Covansys Corp. 1                                        28,400           262,416
--------------------------------------------------------------------------------
CyberSource Corp. 1                                     33,300           168,498
--------------------------------------------------------------------------------
Digitas, Inc. 1                                         55,242           369,569
--------------------------------------------------------------------------------
EarthLink, Inc. 1                                       76,000           750,120
--------------------------------------------------------------------------------
InfoSpace, Inc. 1                                       16,500           618,090
--------------------------------------------------------------------------------
MicroStrategy, Inc.,
Cl. A 1                                                 20,600           829,356
--------------------------------------------------------------------------------
Modem Media, Inc. 1                                     54,100           248,319
--------------------------------------------------------------------------------
Selectica, Inc. 1                                       17,400            69,252
--------------------------------------------------------------------------------
United Online, Inc. 1                                   37,600           586,560
--------------------------------------------------------------------------------
VeriSign, Inc. 1                                        19,300           337,943
--------------------------------------------------------------------------------
Vitria Technology, Inc. 1                               13,200            33,396
--------------------------------------------------------------------------------
Websense, Inc. 1                                        15,100           576,669
                                                                  --------------
                                                                       5,252,128


                  33 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
IT SERVICES--0.7%
Acxiom Corp.                                            50,700    $    1,115,400
--------------------------------------------------------------------------------
American Software,
Inc.                                                     3,000            16,740
--------------------------------------------------------------------------------
Answerthink, Inc. 1                                     75,500           350,320
--------------------------------------------------------------------------------
Automatic Data
Processing, Inc.                                       121,600         5,104,768
--------------------------------------------------------------------------------
BISYS Group, Inc.
(The) 1                                                 49,700           678,405
--------------------------------------------------------------------------------
CheckFree Corp. 1                                       35,100         1,054,404
--------------------------------------------------------------------------------
Computer Sciences
Corp. 1                                                 22,000         1,039,500
--------------------------------------------------------------------------------
Convergys Corp. 1                                       31,500           417,060
--------------------------------------------------------------------------------
CSG Systems
International, Inc. 1                                   47,500           779,000
--------------------------------------------------------------------------------
Information
Resources, Inc. 1                                       50,400           146,160
--------------------------------------------------------------------------------
infoUSA, Inc. 1                                         81,900           736,281
--------------------------------------------------------------------------------
Lawson Software, Inc. 1                                 63,800           452,980
--------------------------------------------------------------------------------
ManTech
International Corp. 1                                   22,500           321,750
--------------------------------------------------------------------------------
National Processing,
Inc. 1                                                   1,400            36,792
--------------------------------------------------------------------------------
Sabre Holdings Corp.                                    42,600         1,087,578
--------------------------------------------------------------------------------
SS&C Technologies, Inc.                                 49,100           989,365
                                                                  --------------
                                                                      14,326,503

--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--3.4%
ADE Corp. 1                                             18,100           314,216
--------------------------------------------------------------------------------
Advanced Micro
Devices, Inc. 1                                         95,500         1,192,795
--------------------------------------------------------------------------------
Altera Corp. 1                                          95,000         1,977,900
--------------------------------------------------------------------------------
Analog Devices, Inc.                                   124,300         4,934,710
--------------------------------------------------------------------------------
Applied Materials, Inc. 1                               46,000           780,620
--------------------------------------------------------------------------------
Atmel Corp. 1                                          242,300         1,037,044
--------------------------------------------------------------------------------
Broadcom Corp., Cl. A 1                                  7,400           261,664
--------------------------------------------------------------------------------
Cirrus Logic, Inc. 1                                    63,800           387,904
--------------------------------------------------------------------------------
Cree, Inc. 1                                            51,000         1,141,380
--------------------------------------------------------------------------------
Diodes, Inc. 1                                          15,800           362,136
--------------------------------------------------------------------------------
Entegris, Inc. 1                                        36,500           324,850
--------------------------------------------------------------------------------
Exar Corp. 1                                            17,300           233,031



                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT Continued
Intel Corp.                                          1,472,700       $35,904,426
--------------------------------------------------------------------------------
International Rectifier
Corp. 1                                                 13,000           509,600
--------------------------------------------------------------------------------
Lam Research Corp. 1                                    33,700           803,745
--------------------------------------------------------------------------------
Linear Technology
Corp.                                                   32,600         1,274,660
--------------------------------------------------------------------------------
MEMC Electronic
Materials, Inc. 1                                       91,200           829,008
--------------------------------------------------------------------------------
Micrel, Inc. 1                                          77,400           794,898
--------------------------------------------------------------------------------
Microchip
Technology, Inc.                                        64,000         1,854,080
--------------------------------------------------------------------------------
Microsemi Corp. 1                                       66,500           814,625
--------------------------------------------------------------------------------
National
Semiconductor Corp. 1                                  114,900         1,970,535
--------------------------------------------------------------------------------
Semtech Corp. 1                                          8,500           168,725
--------------------------------------------------------------------------------
Silicon Image, Inc. 1                                   10,000           119,900
--------------------------------------------------------------------------------
Siliconix, Inc. 1                                          600            25,572
--------------------------------------------------------------------------------
Teradyne, Inc. 1                                        12,600           215,460
--------------------------------------------------------------------------------
Texas Instruments, Inc.                                334,100         7,126,353
--------------------------------------------------------------------------------
Ultra Clean
Holdings, Inc. 1                                        16,000           105,120
--------------------------------------------------------------------------------
Xilinx, Inc.                                            36,200         1,065,366
--------------------------------------------------------------------------------
ZiLOG, Inc. 1                                            3,500            26,600
                                                                  --------------
                                                                      66,556,923

--------------------------------------------------------------------------------
SOFTWARE--4.6%
Activision, Inc. 1                                      44,250           648,263
--------------------------------------------------------------------------------
Actuate Corp. 1                                         18,000            64,800
--------------------------------------------------------------------------------
Adobe Systems, Inc.                                     55,500         2,340,990
--------------------------------------------------------------------------------
Amdocs Ltd. 1                                           25,100           544,670
--------------------------------------------------------------------------------
Ansoft Corp. 1                                          18,800           259,440
--------------------------------------------------------------------------------
Ansys, Inc. 1                                           22,200         1,053,168
--------------------------------------------------------------------------------
Autodesk, Inc.                                          43,400         1,744,680
--------------------------------------------------------------------------------
BMC Software, Inc. 1                                    89,200         1,398,656
--------------------------------------------------------------------------------
Compuware Corp. 1                                      249,000         1,230,060
--------------------------------------------------------------------------------
Entrust Technologies,
Inc. 1                                                 137,014           382,269
--------------------------------------------------------------------------------
ePlus, inc. 1                                           28,000           253,960
--------------------------------------------------------------------------------
FactSet Research
Systems, Inc.                                           12,500           539,375


                  34 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
SOFTWARE Continued
FileNet Corp. 1                                         29,100    $      552,900
--------------------------------------------------------------------------------
McAfee, Inc.                                            55,000           988,900
--------------------------------------------------------------------------------
Microsoft Corp.                                      1,865,000        53,077,900
--------------------------------------------------------------------------------
Mobius Management
Systems, Inc. 1                                          9,300            56,358
--------------------------------------------------------------------------------
MRO Software, Inc. 1                                     9,700           102,917
--------------------------------------------------------------------------------
OPNET Technologies,
Inc. 1                                                   4,400            40,920
--------------------------------------------------------------------------------
Oracle Corp. 1                                       1,102,200        11,584,122
--------------------------------------------------------------------------------
Parametric
Technology Corp. 1                                      27,700           125,758
--------------------------------------------------------------------------------
QRS Corp. 1                                              7,800            52,806
--------------------------------------------------------------------------------
Quality Systems, Inc. 1                                 26,600         1,270,150
--------------------------------------------------------------------------------
RSA Security, Inc. 1                                    49,100           914,242
--------------------------------------------------------------------------------
Siebel Systems, Inc. 1                                   4,000            32,240
--------------------------------------------------------------------------------
Sybase, Inc. 1                                         101,700         1,481,769
--------------------------------------------------------------------------------
Symantec Corp. 1                                        94,400         4,414,144
--------------------------------------------------------------------------------
Synopsys, Inc.                                          40,000         1,011,600
--------------------------------------------------------------------------------
Synplicity, Inc. 1                                       1,300             6,578
--------------------------------------------------------------------------------
Take-Two Interactive
Software, Inc. 1                                        13,200           413,424
--------------------------------------------------------------------------------
THQ, Inc. 1                                             41,300           786,765
--------------------------------------------------------------------------------
TIBCO Software, Inc. 1                                 140,600           994,042
--------------------------------------------------------------------------------
Transaction Systems
Architects, Inc., Cl. A 1                               34,800           595,080
--------------------------------------------------------------------------------
Ulticom, Inc. 1                                         13,000           139,490
--------------------------------------------------------------------------------
Veritas Software Corp. 1                                80,900         1,541,954
--------------------------------------------------------------------------------
Verity, Inc. 1                                          21,800           242,634
--------------------------------------------------------------------------------
Wind River Systems,
Inc. 1                                                  50,100           490,980
                                                                  --------------
                                                                      91,378,004

--------------------------------------------------------------------------------
MATERIALS--3.2%
--------------------------------------------------------------------------------
CHEMICALS--1.1%
Cabot Corp.                                             30,500         1,161,440
--------------------------------------------------------------------------------
Cytec Industries, Inc.                                  13,600           633,760
--------------------------------------------------------------------------------
Dow Chemical Co.                                        86,900         3,466,441
--------------------------------------------------------------------------------
E.I. DuPont de
Nemours & Co.                                          136,100         5,834,607
--------------------------------------------------------------------------------
Eastman Chemical Co.                                    30,100         1,344,868


                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
CHEMICALS Continued
Engelhard Corp.                                         33,200       $   976,080
--------------------------------------------------------------------------------
FMC Corp. 1                                             24,600         1,081,170
--------------------------------------------------------------------------------
Hawkins, Inc.                                            2,500            30,000
--------------------------------------------------------------------------------
Monsanto Co.                                            72,300         2,621,598
--------------------------------------------------------------------------------
NOVA Chemicals
Corp.                                                   18,200           552,734
--------------------------------------------------------------------------------
Octel Corp.                                             12,000           309,840
--------------------------------------------------------------------------------
OM Group, Inc. 1                                         7,000           224,140
--------------------------------------------------------------------------------
PPG Industries, Inc.                                    27,500         1,621,125
--------------------------------------------------------------------------------
Rohm & Haas Co.                                         29,700         1,164,240
--------------------------------------------------------------------------------
Stepan Co.                                               7,300           176,952
--------------------------------------------------------------------------------
Terra Industries, Inc. 1                                82,100           525,440
--------------------------------------------------------------------------------
Valspar Corp. (The)                                     14,300           700,700
                                                                  --------------
                                                                      22,425,135

--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.2%
Eagle Materials, Inc.                                    8,800           580,624
--------------------------------------------------------------------------------
Eagle Materials, Inc.                                    2,801           182,065
--------------------------------------------------------------------------------
Martin Marietta
Materials, Inc.                                         23,600         1,032,500
--------------------------------------------------------------------------------
Vulcan Materials Co.                                    33,900         1,614,318
                                                                  --------------
                                                                       3,409,507

--------------------------------------------------------------------------------
CONTAINERS & PACKAGING--0.4%
Ball Corp.                                              15,600         1,126,008
--------------------------------------------------------------------------------
Crown Holdings, Inc. 1                                  79,000           801,060
--------------------------------------------------------------------------------
Greif, Inc., Cl. A                                       3,900           144,924
--------------------------------------------------------------------------------
Owens-Illinois, Inc. 1                                  67,700           995,190
--------------------------------------------------------------------------------
Packaging Corp. of
America                                                 13,300           310,688
--------------------------------------------------------------------------------
Packaging Dynamics
Corp.                                                    1,960            27,479
--------------------------------------------------------------------------------
Rock-Tenn Co., Cl. A                                     1,700            24,089
--------------------------------------------------------------------------------
Silgan Holdings, Inc.                                   29,600         1,424,056
--------------------------------------------------------------------------------
Smurfit-Stone
Container Corp.                                         52,100           969,581
--------------------------------------------------------------------------------
Sonoco Products Co.                                     21,300           551,883
--------------------------------------------------------------------------------
Temple-Inland, Inc.                                     16,900         1,153,425
                                                                  --------------
                                                                       7,528,383


                  35 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
METALS & MINING--0.9%
Alcoa, Inc.                                            195,400    $    6,258,662
--------------------------------------------------------------------------------
Carpenter
Technology Corp.                                        35,300         1,517,900
--------------------------------------------------------------------------------
Inco Ltd. 1                                              5,700           190,209
--------------------------------------------------------------------------------
Inmet Mining Corp. 1                                    75,000         1,074,652
--------------------------------------------------------------------------------
Metal Management,
Inc. 1                                                  10,900           211,351
--------------------------------------------------------------------------------
Nucor Corp.                                             29,900         2,501,135
--------------------------------------------------------------------------------
Phelps Dodge Corp. 1                                    31,700         2,470,698
--------------------------------------------------------------------------------
Schnitzer Steel
Industries, Inc.                                        23,200           717,576
--------------------------------------------------------------------------------
Southern Peru
Copper Corp.                                            31,600         1,236,508
--------------------------------------------------------------------------------
Steel Technologies, Inc.                                19,100           441,401
--------------------------------------------------------------------------------
United States Steel
Corp.                                                   31,100         1,186,154
--------------------------------------------------------------------------------
Worthington
Industries, Inc.                                        49,800         1,019,904
                                                                  --------------
                                                                      18,826,150

--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.6%
Georgia-Pacific Corp.                                   83,200         2,795,520
--------------------------------------------------------------------------------
Glatfelter                                               3,700            49,321
--------------------------------------------------------------------------------
Louisiana-Pacific Corp.                                 76,100         1,802,048
--------------------------------------------------------------------------------
MeadWestvaco Corp.                                      59,400         1,773,684
--------------------------------------------------------------------------------
Potlatch Corp.                                          15,600           625,404
--------------------------------------------------------------------------------
Weyerhaeuser Co.                                        65,900         4,085,800
                                                                  --------------
                                                                      11,131,777

--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--3.6%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--3.0%
Alltel Corp.                                            64,800         3,369,600
--------------------------------------------------------------------------------
BellSouth Corp.                                        400,000        10,836,000
--------------------------------------------------------------------------------
CenturyTel, Inc.                                        55,300         1,713,747
--------------------------------------------------------------------------------
Citizens
Communications Co. 1                                   126,100         1,815,840
--------------------------------------------------------------------------------
D&E Communications,
Inc.                                                     4,700            52,123
--------------------------------------------------------------------------------
North Pittsburgh
Systems, Inc.                                           42,400           811,960
--------------------------------------------------------------------------------
SBC Communications,
Inc.                                                   722,600        18,310,684



                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES Continued
Shenandoah
Telecommunications
Co.                                                      2,200       $    50,600
--------------------------------------------------------------------------------
Sprint Corp.
(Fon Group)                                             53,200           993,776
--------------------------------------------------------------------------------
Teleglobe International
Holdings Ltd. 1                                          3,225            14,029
--------------------------------------------------------------------------------
Verizon
Communications, Inc.                                   540,700        20,838,578
                                                                  --------------
                                                                      58,806,937

--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.6%
Arch Wireless, Inc.,
Cl. A 1                                                  6,100           172,081
--------------------------------------------------------------------------------
AT&T Wireless
Services, Inc. 1                                       427,500         6,173,100
--------------------------------------------------------------------------------
Linktone Ltd., ADR 1                                     3,000            33,750
--------------------------------------------------------------------------------
Nextel
Communications,
Inc., Cl. A 1                                          201,400         4,583,864
--------------------------------------------------------------------------------
Telephone & Data
Systems, Inc.                                           11,800           895,620
                                                                  --------------
                                                                      11,858,415

--------------------------------------------------------------------------------
UTILITIES--0.8%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.7%
Allegheny Energy, Inc. 1                                42,400           629,216
--------------------------------------------------------------------------------
Canadian Hydro
Developers, Inc. 1                                     280,000           543,362
--------------------------------------------------------------------------------
Central Vermont
Public Service Corp. 1                                     800            15,544
--------------------------------------------------------------------------------
CH Energy Group, Inc.                                   22,300           981,200
--------------------------------------------------------------------------------
Constellation Energy
Group, Inc.                                             47,100         1,815,705
--------------------------------------------------------------------------------
Duke Energy Corp.                                       93,700         2,014,550
--------------------------------------------------------------------------------
Edison International                                    70,100         1,878,680
--------------------------------------------------------------------------------
Exelon Corp.                                            65,600         2,289,440
--------------------------------------------------------------------------------
Green Mountain
Power Corp.                                              8,400           215,376
--------------------------------------------------------------------------------
IDACORP, Inc.                                           15,700           431,750
--------------------------------------------------------------------------------
Northeast Utilities Co.                                 49,200           920,040
--------------------------------------------------------------------------------
Pepco Holdings, Inc.                                    14,400           259,200
--------------------------------------------------------------------------------
PG&E Corp. 1                                            34,000           970,360


                  36 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
ELECTRIC UTILITIES Continued
Texas Genco
Holdings, Inc.                                          17,200    $      797,908
--------------------------------------------------------------------------------
TXU Corp.                                               11,900           471,954
                                                                  --------------
                                                                      14,234,285

--------------------------------------------------------------------------------
GAS UTILITIES--0.1%
Chesapeake Utilities
Corp.                                                   15,000           354,900
--------------------------------------------------------------------------------
Energen Corp.                                           10,100           478,235
--------------------------------------------------------------------------------
National Fuel Gas Co.                                   16,100           411,194
--------------------------------------------------------------------------------
New Jersey
Resources Corp. 1                                        2,100            85,365
--------------------------------------------------------------------------------
ONEOK, Inc.                                             21,700           455,700
--------------------------------------------------------------------------------
Sempra Energy                                            4,600           164,444
                                                                  --------------
                                                                       1,949,838
                                                                  --------------

Total Common Stocks
(Cost $1,861,311,010)                                              1,937,551,823


                                                     PRINCIPAL             VALUE
                                                        AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--1.1%
--------------------------------------------------------------------------------
Undivided interest of 5.07% in joint
repurchase agreement (Principal
Amount/Value $446,558,000, with
a maturity value of $446,606,749)
with UBS Warburg LLC, 1.31%,
dated 7/30/04, to be repurchased
at $22,623,469 on 8/2/04, collateralized
by Federal National Mortgage Assn.,
4.50%--5%, 3/1/34, with a
value of $456,762,011
(Cost $22,621,000)                                $ 22,621,000    $   22,621,000

--------------------------------------------------------------------------------
TOTAL INVESTMENTS,
AT VALUE
(COST $1,883,932,010)                                     99.5%    1,960,172,823
--------------------------------------------------------------------------------
OTHER ASSETS
NET OF LIABILITIES                                         0.5         9,437,947
                                                  ------------------------------
NET ASSETS                                               100.0%   $1,969,610,770
                                                  ==============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Illiquid or restricted security. See Note 6 of Notes to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  37 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF ASSETS AND LIABILITIES  July 31, 2004
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------------------------
Investments, at value (including securities loaned of approximately $ 3,784,000)
(cost $1,883,932,010)--see accompanying statement of investments                       $ 1,960,172,823
-------------------------------------------------------------------------------------------------------
Cash                                                                                           312,932
-------------------------------------------------------------------------------------------------------
Collateral for securities loaned                                                             3,773,307
-------------------------------------------------------------------------------------------------------
Unrealized appreciation on foreign currency contracts                                            1,173
-------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                             8,641,284
Shares of beneficial interest sold                                                           5,411,478
Interest and dividends                                                                       1,978,098
Other                                                                                           15,428
                                                                                       ----------------
Total assets                                                                             1,980,306,523

-------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------
Return of collateral for securities loaned                                                   3,773,307
-------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                        3,675,425
Shares of beneficial interest redeemed                                                       2,241,035
Distribution and service plan fees                                                             412,050
Transfer and shareholder servicing agent fees                                                  363,909
Shareholder communications                                                                     150,722
Trustees' compensation                                                                          12,204
Other                                                                                           67,101
                                                                                       ----------------
Total liabilities                                                                           10,695,753

-------------------------------------------------------------------------------------------------------
NET ASSETS                                                                             $ 1,969,610,770
                                                                                       ================

-------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                             $       156,902
-------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                               1,773,051,069
-------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                                (11,248)
-------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions             120,172,717
-------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and liabilities
denominated in foreign currencies                                                           76,241,330
                                                                                       ----------------
NET ASSETS                                                                             $ 1,969,610,770
                                                                                       ================


                  38 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

----------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
----------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $1,213,821,598
and 95,660,502 shares of beneficial interest outstanding)                                         $  12.69
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)   $  13.46
----------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $366,608,091 and 29,773,134 shares
of beneficial interest outstanding)                                                               $  12.31
----------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $348,927,650 and 28,275,259 shares
of beneficial interest outstanding)                                                               $  12.34
----------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $33,664,703 and 2,681,093 shares of
beneficial interest outstanding)                                                                  $  12.56
----------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of
$6,588,728 and 512,344 shares of beneficial interest outstanding)                                 $  12.86

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  39 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF OPERATIONS  For the Year Ended July 31, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $20,248)            $ 18,763,794
--------------------------------------------------------------------------------
Interest                                                                325,396
--------------------------------------------------------------------------------
Portfolio lending fees                                                  182,367
                                                                   -------------
Total investment income                                              19,271,557

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                      10,024,907
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                               2,203,065
Class B                                                               3,217,140
Class C                                                               2,888,296
Class N                                                                 114,035
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                               2,042,631
Class B                                                                 930,214
Class C                                                                 535,427
Class N                                                                  98,374
Class Y                                                                     129
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                 212,222
Class B                                                                 152,367
Class C                                                                  73,610
Class N                                                                   4,646
Class Y                                                                     140
--------------------------------------------------------------------------------
Trustees' compensation                                                   31,338
--------------------------------------------------------------------------------
Custodian fees and expenses                                              22,546
--------------------------------------------------------------------------------
Other                                                                   124,078
                                                                   -------------
Total expenses                                                       22,675,165
Less reduction to custodian expenses                                     (3,223)
Less payments and waivers of expenses                                   (32,734)
                                                                   -------------
Net expenses                                                         22,639,208

--------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                  (3,367,651)


                  40 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

----------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
----------------------------------------------------------------------------------------
Net realized gain on:
Investments                                                               $ 240,273,220
Foreign currency transactions                                                   786,108
Net increase from payment by affiliate                                          106,541
                                                                          --------------
Net realized gain                                                           241,165,869
----------------------------------------------------------------------------------------
Net change in unrealized appreciation on:
Investments                                                                 (72,305,954)
Translation of assets and liabilities denominated in foreign currencies         276,932
                                                                          --------------
Net change in unrealized appreciation                                       (72,029,022)

----------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $ 165,769,196
                                                                          ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  41 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED JULY 31,                                                                       2004               2003
------------------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------------------
Net investment loss                                                            $    (3,367,651)   $    (2,813,190)
------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                           241,165,869        (67,144,463)
------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                               (72,029,022)       183,807,485
                                                                               -----------------------------------
Net increase in net assets resulting from operations                               165,769,196        113,849,832

------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                            629,618,870        140,766,279
Class B                                                                             86,494,953         41,118,144
Class C                                                                            114,336,234         33,442,684
Class N                                                                             17,824,109          6,495,545
Class Y                                                                              1,311,934          1,145,255

------------------------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------------------------
Total increase                                                                   1,015,355,296        336,817,739
------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                954,255,474        617,437,735
                                                                               -----------------------------------
End of period (including accumulated net investment loss of
$11,248 for the year ended July 31, 2004)                                      $ 1,969,610,770    $   954,255,474
                                                                               ===================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  42 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A      YEAR ENDED JULY 31,                        2004            2003            2002            2001 1
-----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $    10.70        $   9.28        $  10.47        $  10.00
-----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                            (.02)           (.01)           (.04)             -- 2
Net realized and unrealized gain (loss)                 2.01            1.43           (1.15)            .48
                                                  ---------------------------------------------------------------
Total from investment operations                        1.99            1.42           (1.19)            .48
-----------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                      --              --              --            (.01)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $    12.69        $  10.70        $   9.28        $  10.47
                                                  ===============================================================

-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                     18.60%          15.30%         (11.37)%          4.76%
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $1,213,822        $501,227        $300,244        $119,194
-----------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $  892,462        $362,221        $248,681        $ 48,406
-----------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                            0.11%          (0.02)%         (0.36)%         (0.11)%
Total expenses                                          1.17% 5,6       1.23% 5         1.30% 5,6       1.33% 5
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  134%            165%            165%             92%

1. For the period from September 25, 2000 (commencement of operations) to July 31, 2001.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

6. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  43 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS B      YEAR ENDED JULY 31,                      2004            2003            2002          2001 1
-------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $  10.47        $   9.15        $  10.40        $  10.00
-------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                   (.07)           (.07)           (.06)           (.03)
Net realized and unrealized gain (loss)               1.91            1.39           (1.19)            .43
                                                  -----------------------------------------------------------
Total from investment operations                      1.84            1.32           (1.25)            .40
-------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    --              --              --              --
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $  12.31        $  10.47        $   9.15        $  10.40
                                                  ===========================================================

-------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                   17.57%          14.43%         (12.02)%          4.00%
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $366,608        $237,002        $167,906        $ 51,412
-------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $321,870        $187,066        $117,801        $ 17,362
-------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                  (0.76)%         (0.85)%         (1.11)%         (0.99)%
Total expenses                                        2.01%           2.12%           2.05%           2.15%
Expenses after payments and waivers and
reduction to custodian expenses                        N/A 4,5        2.07%            N/A 4,5         N/A 4
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                134%            165%            165%             92%

1. For the period from September 25, 2000 (commencement of operations) to July 31, 2001.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  44 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

CLASS C      YEAR ENDED JULY 31,                      2004            2003            2002          2001 1
-------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $  10.48        $   9.15        $  10.40        $  10.00
-------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                   (.05)           (.06)           (.06)           (.03)
Net realized and unrealized gain (loss)               1.91            1.39           (1.19)            .43
                                                  -----------------------------------------------------------------------
Total from investment operations                      1.86            1.33           (1.25)            .40
-------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    --              --              --              --
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $  12.34        $  10.48        $   9.15        $  10.40
                                                  =======================================================================

-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                   17.75%          14.54%         (12.02)%          4.00%
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $348,928        $198,180        $141,434        $ 43,613
-------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $289,046        $159,105        $ 97,899        $ 16,456
-------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                  (0.63)%         (0.73)%         (1.11)%         (0.98)%
Total expenses                                        1.89% 4,5       1.95% 4         2.05% 4,5       2.15% 4
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                134%            165%            165%             92%

1. For the period from September 25, 2000 (commencement of operations) to July 31, 2001.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  45 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS N      YEAR ENDED JULY 31,                      2004            2003            2002          2001 1
------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $  10.62        $   9.23        $  10.45        $   9.84
------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                   (.04)           (.03)           (.03)           (.01)
Net realized and unrealized gain (loss)               1.98            1.42           (1.19)            .62
                                                  ----------------------------------------------------------------
Total from investment operations                      1.94            1.39           (1.22)            .61
------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    --              --              --              --
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $  12.56        $  10.62        $   9.23        $  10.45
                                                  ================================================================

------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                   18.27%          15.06%         (11.67)%          6.20%
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $ 33,665        $ 13,369        $  5,158        $      8
------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $ 22,846        $  8,524        $  2,026        $      3
------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                  (0.28)%         (0.30)%         (0.67)%         (0.64)%
Total expenses                                        1.62%           1.49%           1.58%           1.57%
Expenses after payments and waivers and
reduction to custodian expenses                       1.54%            N/A 4           N/A 4,5         N/A 4
------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                134%            165%            165%             92%

1. For the period from March 1, 2001 (inception of offering) to July 31, 2001.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  46 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

CLASS Y      YEAR ENDED JULY 31,                    2004          2003          2002           2001 1
---------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $10.79        $ 9.31        $10.48        $ 10.00
---------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                         .05           .02          (.03)           .02
Net realized and unrealized gain (loss)             2.02          1.46         (1.14)           .47
                                                  -------------------------------------------------------
Total from investment operations                    2.07          1.48         (1.17)           .49
---------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                  --            --            --           (.01)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $12.86        $10.79        $ 9.31        $ 10.48
                                                  =======================================================

---------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                 19.18%        15.90%       (11.16)%         4.94%
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $6,589        $4,428        $2,696        $     1
---------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $5,921        $3,102        $1,953        $     1
---------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                        0.57%         0.44%        (0.07)%         0.35%
Total expenses                                      0.67%         0.77%         1.04%        168.30% 4
Expenses after payments and waivers and
reduction to custodian expenses                      N/A 5         N/A 5        1.00%          1.01%
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              134%          165%          165%            92%

1. For the period from September 25, 2000 (commencement of operations) to July 31, 2001.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Added since July 31, 2001 to reflect expenses before reduction to custodian expenses and voluntary waiver of transfer agent fees.

5. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  47 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Main Street Opportunity Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of 60 days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).


                  48 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars as of the close of The New York Stock Exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.


                  49 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

                                                             NET UNREALIZED
                                                               APPRECIATION
                                                           BASED ON COST OF
                                                             SECURITIES AND
   UNDISTRIBUTED     UNDISTRIBUTED    ACCUMULATED         OTHER INVESTMENTS
   NET INVESTMENT        LONG-TERM           LOSS        FOR FEDERAL INCOME
   INCOME                     GAIN   CARRYFORWARD 1,2          TAX PURPOSES
   ------------------------------------------------------------------------
   $16,842,145        $106,612,843            $--               $72,959,058

1. During the fiscal year ended July 31, 2004, the Fund utilized $79,504,753 of capital loss carryforward to offset capital gains realized in that fiscal year.

2. During the fiscal year ended July 31, 2003, the Fund did not utilize any capital loss carryforward.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for July 31, 2004. Net assets of the Fund were unaffected by the reclassifications.

                                   REDUCTION TO                REDUCTION TO
                                    ACCUMULATED             ACCUMULATED NET
            INCREASE TO          NET INVESTMENT               REALIZED GAIN
            PAID-IN CAPITAL                LOSS              ON INVESTMENTS 3
            -----------------------------------------------------------------
            $11,679,874              $3,356,403                 $15,036,277

3. $11,679,874, including $10,086,466 of long-term capital gain, was distributed in connection with Fund share redemptions.

No distributions were paid during the years ended July 31, 2004 and July 31, 2003.

      The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 31, 2004 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

            Federal tax cost of securities         $ 1,887,214,282
            Federal tax cost of other investments          403,458
                                                   ----------------
            Total federal tax cost                 $ 1,887,617,740
                                                   ================

            Gross unrealized appreciation          $   142,472,776
            Gross unrealized depreciation              (69,513,718)
                                                   ----------------
            Net unrealized appreciation            $    72,959,058
                                                   ================

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a


                  50 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
EXPENSE OFFSET ARRANGEMENT. The reduction of custodian fees, if applicable, represents earnings on cash balances maintained by the Fund.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                     YEAR ENDED JULY 31, 2004          YEAR ENDED JULY 31, 2003
                      SHARES           AMOUNT           SHARES           AMOUNT
--------------------------------------------------------------------------------
CLASS A
Sold              63,199,118    $ 810,042,516       30,151,690    $ 283,177,487
Redeemed         (14,406,555)    (180,423,646)     (15,652,085)    (142,411,208)
                 ---------------------------------------------------------------
Net increase      48,792,563    $ 629,618,870       14,499,605    $ 140,766,279
                 ===============================================================


                  51 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST Continued

                     YEAR ENDED JULY 31, 2004          YEAR ENDED JULY 31, 2003
                      SHARES           AMOUNT           SHARES           AMOUNT
--------------------------------------------------------------------------------
CLASS B
Sold              11,511,685    $ 139,957,897       10,206,409    $  93,887,151
Redeemed          (4,384,689)     (53,462,944)      (5,905,136)     (52,769,007)
                 ---------------------------------------------------------------
Net increase       7,126,996    $  86,494,953        4,301,273    $  41,118,144
                 ===============================================================

-------------------------------------------------------------------------------
CLASS C
Sold              12,280,558    $ 150,160,929        8,363,125    $  76,878,026
Redeemed          (2,923,666)     (35,824,695)      (4,901,031)     (43,435,342)
                 ---------------------------------------------------------------
Net increase       9,356,892    $ 114,336,234        3,462,094    $  33,442,684
                 ===============================================================

--------------------------------------------------------------------------------
CLASS N
Sold               1,779,696    $  22,298,461          856,590    $   7,950,997
Redeemed            (357,061)      (4,474,352)        (156,646)      (1,455,452)
                 ---------------------------------------------------------------
Net increase       1,422,635    $  17,824,109          699,944    $   6,495,545
                 ===============================================================

--------------------------------------------------------------------------------
CLASS Y
Sold                 225,166    $   2,880,882          246,796    $   2,311,010
Redeemed            (123,378)      (1,568,948)        (125,691)      (1,165,755)
                 ----------------------------------------------------=----------
Net increase         101,788    $   1,311,934          121,105    $   1,145,255
                 ==================================================-============

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended July 31, 2004, were $2,835,809,097 and $2,013,111,628, respectively.

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, and 0.60% of average annual net assets in excess of $800 million.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended July 31, 2004, the Fund paid $3,426,465 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the


                  52 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B and Class C shares and 0.25% per year on Class N shares. The Distributor also receives a service fee of up to 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at July 31, 2004 for Class B, Class C and Class N shares were $7,177,069, $3,302,368 and $450,211, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                          CLASS A            CLASS B           CLASS C           CLASS N
                         CLASS A       CONTINGENT         CONTINGENT        CONTINGENT        CONTINGENT
                       FRONT-END         DEFERRED           DEFERRED          DEFERRED          DEFERRED
                   SALES CHARGES    SALES CHARGES      SALES CHARGES     SALES CHARGES     SALES CHARGES
                     RETAINED BY      RETAINED BY        RETAINED BY       RETAINED BY       RETAINED BY
YEAR ENDED           DISTRIBUTOR      DISTRIBUTOR        DISTRIBUTOR       DISTRIBUTOR       DISTRIBUTOR
--------------------------------------------------------------------------------------------------------
July 31, 2004         $1,242,598           $1,069           $460,471           $31,687           $19,491


                  53 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

PAYMENTS AND WAIVERS OF EXPENSES. Following a review of its use of brokerage commissions for sales that is permitted under its investment advisory agreement, the Fund's Manager terminated that practice in July 2003. Subsequently, the Manager paid the Fund $106,541, an amount equivalent to certain of such commissions incurred in prior years.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the year ended July 31, 2004, OFS waived $7,821, $4,676, $2,742 and $17,495 for Class A, Class B, Class C and Class N shares, respectively. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

As of July 31, 2004, the Fund had outstanding foreign currency contracts as follows:

                                       CONTRACT
                          EXPIRATION     AMOUNT   VALUATION AS OF     UNREALIZED
CONTRACT DESCRIPTION            DATE     (000s)     JULY 31, 2004   APPRECIATION
--------------------------------------------------------------------------------
CONTRACTS TO SELL
Canadian Dollar [CAD]         8/3/04     536CAD          $403,458         $1,173

--------------------------------------------------------------------------------
6. ILLIQUID OR RESTRICTED SECURITIES

As of July 31, 2004, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional


                  54 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of July 31, 2004 was $978,052, which represents 0.05% of the Fund's net assets, all of which is considered restricted. Information concerning restricted securities is as follows:

                         ACQUISITION              VALUATION AS OF     UNREALIZED
SECURITY                        DATE       COST     JULY 31, 2004   APPRECIATION
--------------------------------------------------------------------------------
STOCKS AND/OR WARRANTS
Esprit Exploration Ltd.       6/4/02   $661,668          $978,052       $316,384

--------------------------------------------------------------------------------
7. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of US Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Fund retains a portion of the interest earned from the collateral. The Fund also continues to receive interest or dividends paid on the securities loaned. As of July 31, 2004, the Fund had on loan securities valued at approximately $3,784,000. Cash of $3,773,307 was received as collateral for the loans, and has been invested in approved instruments.

--------------------------------------------------------------------------------
8. SUBSEQUENT EVENTS - LITIGATION

Three complaints have been filed as putative derivative and class actions against the Manager, OFS and the Distributor (collectively, "OppenheimerFunds"), as well as 51 of the Oppenheimer funds (collectively, the "Funds") including this Fund, and nine directors/trustees of certain of the Funds (collectively, the "Directors/Trustees"). The complaints allege that the Manager charged excessive fees for distribution and other costs, improperly used assets of the Funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the Funds, and failed to properly disclose the use of Fund assets to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. The complaints further allege that by permitting and/or participating in those actions, the Directors/Trustees breached their fiduciary duties to Fund shareholders under the Investment Company Act of 1940 and at common law.

OppenheimerFunds believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them, the Funds or the Directors/Trustees and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss. However, OppenheimerFunds, the Funds and the Directors/Trustees believe that the allegations contained in the complaints are without merit and intend to defend these lawsuits vigorously.

                  55 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
OPPENHEIMER MAIN STREET OPPORTUNITY FUND:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Main Street Opportunity Fund, including the statement of investments, as of July 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Main Street Opportunity Fund as of July 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.


DELOITTE & TOUCHE LLP

Denver, Colorado
September 21, 2004


                  56 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2005, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2004. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      Dividends, if any, paid by the Fund during the fiscal year ended July 31, 2004 which are not designated as capital gain distributions should be multiplied by 97.38% to arrive at the amount eligible for the corporate dividend-received deduction.

      A portion, if any, of the dividends paid by the Fund during the fiscal year ended July 31, 2004 which are not designated as capital gain distributions are eligible for lower individual income tax rates to the extent that the Fund has received qualified dividend income as stipulated by recent tax legislation. $18,106,732 of the Fund's fiscal year taxable income may be eligible for the lower individual income tax rates. In early 2005, shareholders of record will receive information regarding the percentage of distributions that are eligible for lower individual income tax rates.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                  57 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied and the SEC's Public Reference Room in Washington D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                  58 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS; OTHER
FUND, LENGTH OF SERVICE, AGE      TRUSTEESHIPS/DIRECTORSHIPS HELD BY TRUSTEE; NUMBER OF
                                  PORTFOLIOS IN FUND COMPLEX CURRENTLY OVERSEEN BY TRUSTEE
INDEPENDENT                       THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803
TRUSTEES                          S. TUCSON WAY, CENTENNIAL, CO 80112-3924. EACH TRUSTEE
                                  SERVES FOR AN INDEFINITE TERM, UNTIL HIS OR HER
                                  RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

WILLIAM L. ARMSTRONG,             Chairman of the following private mortgage banking
Vice Chairman (since 2003)        companies: Cherry Creek Mortgage Company (since 1991),
and Trustee (since 2000)          Centennial State Mortgage Company (since 1994), The El
Age: 67                           Paso Mortgage Company (since 1993), Transland Financial
                                  Services, Inc. (since 1997); Chairman of the following
                                  private companies: Insurance (insurance agency) (since
                                  1995), Great Frontier Ambassador Media Corporation and
                                  Broadway Ventures (since 1984); a director of the
                                  following public companies: Helmerich & Payne, Inc. (oil
                                  and gas drilling/production company) (since 1992) and
                                  UNUMProvident (insurance company) (since 1991). Mr.
                                  Armstrong is also a Director/Trustee of Campus Crusade
                                  for Christ and the Bradley Foundation. Formerly a
                                  director of the following: Storage Technology
                                  Corporation (a publicly held computer equipment
                                  company) (1991-February 2003), and International Family
                                  Entertainment (television channel) (1992-1997), Frontier
                                  Real Estate, Inc. (residential real estate brokerage)
                                  (1994-1999), and Frontier Title (title insurance agency)
                                  (1995-June 1999); a U.S. Senator (January 1979-January
                                  1991). Oversees 38 portfolios in the OppenheimerFunds
                                  complex.

ROBERT G. AVIS,                   Formerly, Director and President of A.G. Edwards
Trustee (since 2000)              Capital, Inc. (General Partner of private equity funds)
Age: 73                           (until February 2001); Chairman, President and Chief
                                  Executive Officer of A.G. Edwards Capital, Inc. (until
                                  March 2000); Vice Chairman and Director of A.G. Edwards,
                                  Inc. and Vice Chairman of A.G. Edwards & Sons, Inc. (its
                                  brokerage company subsidiary) (until March 1999);
                                  Chairman of A.G. Edwards Trust Company and A.G.E. Asset
                                  Management (investment advisor) (until March 1999); and
                                  a Director (until March 2000) of A.G. Edwards & Sons and
                                  A.G. Edwards Trust Company. Oversees 38 portfolios in
                                  the OppenheimerFunds complex.

GEORGE C. BOWEN,                  Formerly Assistant Secretary and a director (December
Trustee (since 2000)              1991-April 1999) of Centennial Asset Management
Age: 67                           Corporation; President, Treasurer and a director (June
                                  1989-April 1999) of Centennial Capital Corporation;
                                  Chief Executive Officer and a director of MultiSource
                                  Services, Inc. (March 1996-April 1999). Until April 1999
                                  Mr. Bowen held several positions in subsidiary or
                                  affiliated companies of the Manager. Oversees 38
                                  portfolios in the OppenheimerFunds complex.

EDWARD L. CAMERON,                A member of The Life Guard of Mount Vernon, George
Trustee (since 2000)              Washington's home (since June 2000). Formerly Director
Age: 65                           (March 2001-May 2002) of Genetic ID, Inc. and its
                                  subsidiaries (a privately held biotech company); a
                                  partner (July 1974-June 1999) with
                                  PricewaterhouseCoopers LLP (an accounting firm); and
                                  Chairman (July 1994-June 1998) of Price Waterhouse LLP
                                  Global Investment Management Industry Services Group.
                                  Oversees 38 portfolios in the OppenheimerFunds complex.

JON S. FOSSEL,                    Director (since February 1998) of Rocky Mountain Elk
Trustee (since 2000)              Foundation (a not-for-profit foundation); a director
Age: 62                           (since 1997) of Putnam Lovell Finance (finance company);
                                  a director (since June 2002) of UNUMProvident (an
                                  insurance company). Formerly a director (October
                                  1999-October 2003) of P.R. Pharmaceuticals (a privately
                                  held company); Chairman and a director (until October
                                  1996) and President and Chief Executive Officer (until
                                  October 1995) of the Manager; President, Chief Executive
                                  Officer and a director (until October 1995) of


                  59 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

JON S. FOSSEL,                    Oppenheimer Acquisition Corp., Shareholders Services
Continued                         Inc. and Shareholder Financial Services, Inc. Oversees
                                  38 portfolios in the OppenheimerFunds complex.

SAM FREEDMAN,                     Director of Colorado Uplift (a non-profit charity)
Trustee (since 2000)              (since September 1984). Formerly (until October 1994)
Age: 63                           Mr. Freedman held several positions in subsidiary or
                                  affiliated companies of the Manager. Oversees 38
                                  portfolios in the OppenheimerFunds complex.

BEVERLY L. HAMILTON,              Trustee of Monterey International Studies (an
Trustee (since 2002)              educational organization) (since February 2000); a
Age: 57                           director of The California Endowment (a philanthropic
                                  organization) (since April 2002) and of Community
                                  Hospital of Monterey Peninsula (educational
                                  organization) (since February 2002); a director of
                                  America Funds Emerging Markets Growth Fund (since
                                  October 1991) (an investment company); an advisor to
                                  Credit Suisse First Boston's Sprout venture capital
                                  unit. Mrs. Hamilton also is a member of the investment
                                  committees of the Rockefeller Foundation and of the
                                  University of Michigan. Formerly, Trustee of MassMutual
                                  Institutional Funds (open-end investment company)
                                  (1996-May 2004); a director of MML Series Investment
                                  Fund (April 1989-May 2004) and MML Services (April
                                  1987-May 2004) (investment companies); member of the
                                  investment committee (2000-2003) of Hartford Hospital;
                                  an advisor (2000-2003) to Unilever (Holland)'s pension
                                  fund; and President (February 1991-April 2000) of ARCO
                                  Investment Management Company. Oversees 37 portfolios in
                                  the OppenheimerFunds complex.

ROBERT J. MALONE,                 Chairman, Chief Executive Officer and Director of Steele
Trustee (since 2002)              Street State Bank (a commercial banking entity) (since
Age: 59                           August 2003); director of Colorado UpLIFT (a non-profit
                                  organization) (since 1986); trustee (since 2000) of the
                                  Gallagher Family Foundation (non-profit organization).
                                  Formerly, Chairman of U.S. Bank-Colorado (a subsidiary
                                  of U.S. Bancorp and formerly Colorado National Bank,)
                                  (July 1996-April 1, 1999), a director of: Commercial
                                  Assets, Inc. (a REIT) (1993-2000), Jones Knowledge,
                                  Inc. (a privately held company) (2001-July 2004) and
                                  U.S. Exploration, Inc. (oil and gas exploration)
                                  (1997-February 2004). Oversees 37 portfolios in the
                                  OppenheimerFunds complex.

F. WILLIAM MARSHALL, JR.,         Trustee of MassMutual Institutional Funds (since 1996)
Trustee (since 2000)              and MML Series Investment Fund (since 1987) (both
Age: 62                           open-end investment companies) and the Springfield
                                  Library and Museum Association (since 1995) (museums)
                                  and the Community Music School of Springfield (music
                                  school) (since 1996); Trustee (since 1987), Chairman of
                                  the Board (since 2003) and Chairman of the investment
                                  committee (since 1994) for the Worcester Polytech
                                  Institute (private university); and President and
                                  Treasurer (since January 1999) of the SIS Fund (a
                                  private not for profit charitable fund). Formerly,
                                  member of the investment committee of the Community
                                  Foundation of Western Massachusetts (1998 - 2003);
                                  Chairman (January 1999-July 1999) of SIS & Family Bank,
                                  F.S.B. (formerly SIS Bank) (commercial bank); and
                                  Executive Vice President (January 1999-July 1999) of
                                  Peoples Heritage Financial Group, Inc. (commercial
                                  bank). Oversees 38 portfolios in the OppenheimerFunds
                                  complex.

--------------------------------------------------------------------------------
INTERESTED TRUSTEE                THE ADDRESS OF MR. MURPHY IN THE CHART BELOW IS TWO
AND OFFICER                       WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH FLOOR,
                                  NEW YORK, NY 10281-1008. MR. MURPHY SERVES FOR AN INDEFINITE
                                  TERM, UNTIL HIS RESIGNATION, DEATH OR REMOVAL.

JOHN V. MURPHY,                   Chairman, Chief Executive Officer and director (since
President and Trustee             June 2001) and President (since September 2000) of the
(since 2001)                      Manager; President and a director or trustee of other
Age: 55                           Oppenheimer funds; President and a director (since July
                                  2001) of Oppenheimer Acquisition Corp. (the Manager's
                                  parent holding company) and


                  60 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

JOHN V. MURPHY,                   of Oppenheimer Partnership Holdings, Inc. (a holding
Continued                         company subsidiary of the Manager); a director (since
                                  November 2001) of OppenheimerFunds Distributor, Inc. (a
                                  subsidiary of the Manager); Chairman and a director
                                  (since July 2001) of Shareholder Services, Inc. and of
                                  Shareholder Financial Services, Inc. (transfer agent
                                  subsidiaries of the Manager); President and a director
                                  (since July 2001) of OppenheimerFunds Legacy Program (a
                                  charitable trust program established by the Manager); a
                                  director of the following investment advisory
                                  subsidiaries of the Manager: OFI Institutional Asset
                                  Management, Inc., Centennial Asset Management
                                  Corporation, Trinity Investment Management Corporation
                                  and Tremont Capital Management, Inc. (since November
                                  2001), HarbourView Asset Management Corporation and OFI
                                  Private Investments, Inc. (since July 2001); President
                                  (since November 1, 2001) and a director (since July
                                  2001) of Oppenheimer Real Asset Management, Inc.;
                                  Executive Vice President (since February 1997) of
                                  Massachusetts Mutual Life Insurance Company (the
                                  Manager's parent company); a director (since June 1995)
                                  of DLB Acquisition Corporation (a holding company that
                                  owns the shares of Babson Capital Management LLC); a
                                  member of the Investment Company Institute's Board of
                                  Governors (elected to serve from October 3, 2003 through
                                  September 30, 2006). Formerly, Chief Operating Officer
                                  (September 2000-June 2001) of the Manager; President and
                                  trustee (November 1999-November 2001) of MML Series
                                  Investment Fund and MassMutual Institutional Funds
                                  (open-end investment companies); a director (September
                                  1999-August 2000) of C.M. Life Insurance Company;
                                  President, Chief Executive Officer and director
                                  (September 1999-August 2000) of MML Bay State Life
                                  Insurance Company; a director (June 1989-June 1998) of
                                  Emerald Isle Bancorp and Hibernia Savings Bank (a
                                  wholly-owned subsidiary of Emerald Isle Bancorp).
                                  Oversees 73 portfolios as Trustee/ Director and 10
                                  portfolios as Officer in the OppenheimerFunds complex.

--------------------------------------------------------------------------------
OFFICERS                          THE ADDRESS OF THE OFFICERS IN THE CHART BELOW IS AS
                                  FOLLOWS: FOR MR. ZACK, TWO WORLD FINANCIAL CENTER, 225
                                  LIBERTY STREET, 11TH FLOOR, NEW YORK, NY 10281-1008, FOR
                                  MESSRS. MONOYIOS, VANDEHEY, WIXTED, AND ZAVANELLI, 6803
                                  S. TUCSON WAY, CENTENNIAL, CO 80112-3924. EACH OFFICER
                                  SERVES FOR AN ANNUAL TERM OR UNTIL HIS OR HER EARLIER
                                  RESIGNATION, DEATH OR REMOVAL.

NIKOLAOS D. MONOYIOS,             Senior Vice President of the Manager since July 2004; a
Vice President (since 2000)       Certified Financial Analyst. Formerly Vice President of
Age: 55                           the Manager (April 1998-July 2004). An officer of 6
                                  portfolios in the OppenheimerFunds complex.

MARK ZAVANELLI,                   Vice President of the Manager since November 2000; a
Vice President (since 2003)       Chartered Financial Analyst; an officer of 3 portfolios
Age: 44                           in the OppenheimerFunds complex. Prior to joining the
                                  Manager in May 1998 he was President of Waterside
                                  Capital Management, a registered investment advisor
                                  (August 1995 - April 1998).

BRIAN W. WIXTED,                  Senior Vice President and Treasurer (since March 1999)
Treasurer (since 1999)            of the Manager; Treasurer of HarbourView Asset
Age: 44                           Management Corporation, Shareholder Financial Services,
                                  Inc., Shareholder Services, Inc., Oppenheimer Real Asset
                                  Management Corporation, and Oppenheimer Partnership
                                  Holdings, Inc. (since March 1999), of OFI Private
                                  Investments, Inc. (since March 2000), of
                                  OppenheimerFunds International Ltd. and
                                  OppenheimerFunds plc (since May 2000), of OFI
                                  Institutional Asset Management, Inc. (since November
                                  2000), and of OppenheimerFunds Legacy Program (a
                                  Colorado non-profit corporation) (since June 2003);
                                  Treasurer and Chief Financial Officer (since May 2000)
                                  of OFI Trust Company (a trust company subsidiary of the
                                  Manager); Assistant Treasurer (since March 1999) of
                                  Oppenheimer Acquisition Corp. Formerly Assistant
                                  Treasurer of Centennial Asset Management Corporation
                                  (March 1999-October 2003) and OppenheimerFunds


                  61 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

BRIAN W. WIXTED,                  Legacy Program (April 2000-June 2003); Principal and
Continued                         Chief Operating Officer (March 1995-March 1999) at
                                  Bankers Trust Company-Mutual Fund Services Division. An
                                  officer of 83 portfolios in the OppenheimerFunds
                                  complex.

ROBERT G. ZACK,                   Executive Vice President (since January 2004) and
Vice President and Secretary      General Counsel (since February 2002) of the Manager;
(since 2001)                      General Counsel and a director (since November 2001) of
Age: 56                           the Distributor; General Counsel (since November 2001)
                                  of Centennial Asset Management Corporation; Senior Vice
                                  President and General Counsel (since November 2001) of
                                  HarbourView Asset Management Corporation; Secretary and
                                  General Counsel (since November 2001) of Oppenheimer
                                  Acquisition Corp.; Assistant Secretary and a director
                                  (since October 1997) of OppenheimerFunds International
                                  Ltd. and OppenheimerFunds plc; Vice President and a
                                  director (since November 2001) of Oppenheimer
                                  Partnership Holdings, Inc.; a director (since November
                                  2001) of Oppenheimer Real Asset Management, Inc.; Senior
                                  Vice President, General Counsel and a director (since
                                  November 2001) of Shareholder Financial Services, Inc.,
                                  Shareholder Services, Inc., OFI Private Investments,
                                  Inc. and OFI Trust Company; Vice President (since
                                  November 2001) of OppenheimerFunds Legacy Program;
                                  Senior Vice President and General Counsel (since
                                  November 2001) of OFI Institutional Asset Management,
                                  Inc.; a director (since June 2003) of OppenheimerFunds
                                  (Asia) Limited. Formerly Senior Vice President (May
                                  1985-December 2003), Acting General Counsel (November
                                  2001-February 2002) and Associate General Counsel (May
                                  1981-October 2001) of the Manager; Assistant Secretary
                                  of Shareholder Services, Inc. (May 1985-November 2001),
                                  Shareholder Financial Services, Inc. (November
                                  1989-November 2001); and OppenheimerFunds International
                                  Ltd. (October 1997-November 2001). An officer of 83
                                  portfolios in the OppenheimerFunds complex.

MARK S. VANDEHEY,                 Senior Vice President and Chief Compliance Officer
Vice President and Chief          (since March 2004) of the Manager; Vice President (since
Compliance Officer                June 1983) of OppenheimerFunds Distributor, Inc.,
(since 2004)                      Centennial Asset Management Corporation and Shareholder
Age: 53                           Services, Inc. Formerly (until February 2004) Vice
                                  President and Director of Internal Audit of
                                  OppenheimerFunds, Inc. An officer of 83 portfolios in
                                  the Oppenheimer funds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST.


                  62 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

ITEM 2. CODE OF ETHICS

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

         The Board of Trustees of the registrant has determined that Edward L. Cameron, the Chairman of the Board's Audit Committee, and George C. Bowen, a member of the Board's Audit Committee, possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as "audit committee financial experts," and has designated Messrs. Cameron and Bowen as the Audit Committee's financial experts. Messrs. Cameron and Bowen are "independent" Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

         (a)      Audit Fees

                  The principal accountant for the audit of the registrant's annual financial statements billed $27,000 in fiscal 2004 and $24,000 in fiscal 2003.

         (b)      Audit-Related Fees

                  The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

                  The principal accountant for the audit of the registrant's annual financial statements billed $5,525 in fiscal 2004 and $34,734 in fiscal 2003 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

                  Such fees would include, among others: due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews and consultation concerning financial accounting and reporting standards.

         (c)      Tax Fees

                  The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

                  The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2004 and $10,448 in fiscal 2003 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

                  Such fees would include, among others: tax compliance, tax planning and tax advice. Tax compliance generally involves preparation of original and amended tax returns, claims for a refund and tax payment-planning services. Tax planning and tax advice includes assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

         (d)      All Other Fees

                  The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

                  The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2004 and $3,500 in fiscal 2003 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

                  Such fees would include services provided to the registrant's Board of Trustees with respect to the annual renewal of the registrant's investment advisory agreement.

         (e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

                  The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

                  Pre-approval of non-audit services is waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

                  (2) 100%

         (f)      Not applicable as less than 50%.

         (g) The principal accountant for the audit of the registrant's annual financial statements billed $5,525 in fiscal 2004 and $48,682 in fiscal 2003 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

         (h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal account's independence. No such services were rendered.

ITEM 5. NOT APPLICABLE

ITEM 6. SCHEDULE OF INVESTMENTS

         Not applicable

ITEM 7. NOT APPLICABLE

ITEM 8. NOT APPLICABLE

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

         The Board is responsible for approving nominees for election as trustees. To assist in this task, the Board has designated the Audit Committee as the nominating committee for the Board. It reviews and recommends nominees to the Board. The Committee is comprised entirely of disinterested trustees as defined in Section 2(a)(19) of the Investment Company Act of 1940.

         The Audit Committee charter describes the responsibilities of the Committee in nominating candidates for election as independent Trustees of the Registrant. The Registrant's Board has adopted a written charter for the Committee. A current copy of the Audit Committee charter is available to shareholders on the OppenheimerFunds website at WWW.OPPENHEIMERFUNDS.COM.

         Under the current policy, if the Board determines that a vacancy exists or is likely to exist on the Board, the Audit Committee of the Board will consider candidates for Board membership including recommended by Registrant shareholders. The Audit Committee will consider nominees recommended by independent Board members or recommended by any other Board members including Board members affiliated with the Registrant's investment advisors. The Committee may, upon Board approval, retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Audit Committee may also use the services of legal, financial, or other external counsel that it deems necessary or desirable in the screening process. Shareholders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., 6803 South Tucson Way, Centennial, CO 80112, to the attention of the Board of Trustees of the named Registrant, c/o the Secretary of the Registrant.

         The Committee's process for identifying and evaluating nominees for trustees includes a number of factors. In screening candidates for board membership, whether the candidate is suggested by Board members, shareholders or others, the Committee considers the candidate's professional experience, soundness of judgment, integrity, ability to make independent, analytical inquiries, collegiality, willingness and ability to devote the time required to perform Board activities adequately, ability to represent the interests of all shareholders of the Registrant, and diversity relative to the board's composition. Candidates are expected to provide a mix of attributes, experience, perspective and skills necessary to effectively advance the interests of shareholders.

ITEM 10. CONTROLS AND PROCEDURES

         (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of July 31, 2004, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

         (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

         (A)      EXHIBIT   ATTACHED   HERETO.   (ATTACH   CODE  OF   ETHICS  AS
                  EXHIBIT)(NOT APPLICABLE TO SEMIANNUAL REPORTS)

         (B)      EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)